SEMI-ANNUAL
 ................................................................................
                                FINANCIAL REPORT
 ................................................................................
                                STI CLASSIC FUNDS
 ................................................................................
                            A Family of Mutual Funds





                         PRIME QUALITY MONEY MARKET FUND

                          TAX-EXEMPT MONEY MARKET FUND

                  U.S. GOVERNMENT SECURITIES MONEY MARKET FUND

                         U.S. TREASURY MONEY MARKET FUND

                       VIRGINIA TAX-FREE MONEY MARKET FUND











                                November 30, 2001

                           [STI CLASSIC FUNDS LOGO OMITTED]

Dear Valued STI Classic Trust Shareholder:

Equity prices, as measured by the S&P 500 Composite Index, drifted downward all summer despite lower interest rates. The primary causes were persistent erosion in profits expectations and a generally downbeat news flow, especially in the technology and telecommunications sectors which remained over-supplied with inventory. Price weakness continued in early September right up until the tragic terrorist attacks on the 11th. After a sharp but brief sell-off when the markets reopened on September 17th, equities bottomed on September 21st and through early December had recovered about 18% from the absolute low. In late November, a recession was declared to have begun in March.

In the aftermath of September 11th, we urged an aggressive approach to stocks. Our rationale included the following reasons for a more constructive near-term view: 1) Aggressive lowering of short-term interest rates by the Federal Reserve (the "Fed") was potentially beneficial to the economy; 2) The Federal Government was also increasing fiscal stimulus to boost the economy; 3) Long-term interest rates had fallen to 40-year lows, making stocks more attractive; 4) Analysts' estimates for profits growth were finally beginning to approach realistic levels; 5) Investor psychology was very negative and it almost always pays to be optimistic when the consensus is gloomy; and finally 6) The bear market was eighteen months old, measured from March 2000, which was lengthy compared to an average bear market of about eleven months. In short, while there were plenty of reasons for concern, markets in the past have tended to overreact to crisis events. Generally such negative overreactions are the right time to lean the other way and become more positive in action. So far, this has played out in exactly the same fashion, with the best performing sectors off the September lows including economically sensitive Technology, Materials, Capital Goods and Consumer Discretionary stocks. On the other side of the ledger, defensive sectors such as Utilities and Energy have lagged. The market, having come a good ways in a hurry, may pause for breath, but overall it is on a typical track of recovering over 20% and several months in time before the end of a recession. Since we believe corporate profits will be on the upswing by Q2-2002, the market is performing its usual role of looking ahead to discount a better economy next year.

Over the last six months, investors have experienced both good and bad returns depending on asset mix. The mixed results illustrate again the merits of following sound diversification particularly for conservative investors who wish to minimize volatility. For example, bonds did quite well June through November, with corporate bonds up 5.9% and Governments up 6.3%. Stock investors were less fortunate, with the Large Cap S&P 500 -8.7% for the six-month period. The S&P 400 Mid Cap Index declined 6.8% and the S&P 600 Small Cap Index fell 2.6% during this period. While large cap stocks began to do better after September 11th, traditionally small caps, and especially the growth sector of small cap, have done quite well after the end of recessions.

In summary, it would be healthy for the stock market to take a pause. We are more price sensitive but the investing environment still looks quite positive for equities. We are a little more cautious on bonds, believing that eleven rate cuts by the Fed and a very steep yield curve have priced a lot of good news into bond prices. That said, corporate bonds and certain segments of the mortgage market still hold appeal due to the wide yield advantage over Treasury bonds.

Thank you for your loyalty and confidence in the STI Classic Funds.



                                                   Sincerely,

                                                   /s/Douglas S. PHillips, CFA

                                                   Douglas S. Phillips, CFA
                                                   Chief Investment Officer

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  NOVEMBER 30, 2001




PRIME QUALITY MONEY MARKET FUND
--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)     VALUE (000)
--------------------------------------------------------------------------------
COMMERCIAL PAPER (45.4%)
ASSET BACKED SECURITIES(5.7%)
   Amstel Funding
     2.050%, 12/14/01              $ 30,000    $   29,978
     2.370%, 12/17/01                10,796        10,784
     2.350%, 12/17/01                 3,278         3,274
     2.150%, 12/17/01                10,152        10,142
     2.350%, 01/18/02                50,000        49,843
     2.120%, 01/23/02                 3,000         2,991
     1.990%, 02/14/02                50,000        49,793
   Ciesco
     2.000%, 12/13/01                 5,025         5,022
   Dexia Dell
     2.150%, 12/10/01                15,228        15,220
   Dorada Finance
     1.950%, 01/09/02                20,000        19,958
     2.150%, 01/29/02                 1,500         1,495
   Edison Asset Securization
     2.150%, 12/04/01                 1,000         1,000
     2.000%, 12/10/01                50,000        49,975
   Starfish Global Funding
     2.200%, 12/13/01                79,299        79,241
                                               ----------
                                                  328,716
                                               ----------
BANK (1.7%)
   Bank of Montreal
     2.010%, 12/07/01               100,000        99,966
                                               ----------
CHEMICALS (0.3%)
   Dow Chemical
     2.080%, 12/27/01                15,000        14,977
                                               ----------
DIVERSIFIED OPERATIONS (3.3%)
   Honeywell International
     2.700%, 12/03/01                43,690        43,684
   PPG Industries
     2.030%, 12/04/01                18,000        17,997
     2.040%, 12/28/01                83,000        82,873
     2.050%, 12/31/01                45,407        45,329

--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)     VALUE (000)
--------------------------------------------------------------------------------
DIVERSIFIED OPERATIONS -- CONTINUED
   Rio Tinto
     2.220%, 12/03/01              $  1,043    $   1,043
                                               ---------
                                                 190,926
                                               ---------
DRUGS (0.5%)
   Abbott Laboratories
     2.050%, 12/03/01                26,950       26,947
     2.130%, 12/04/01                 1,875        1,875
                                               ---------
                                                  28,822
                                               ---------
FINANCIAL SERVICES (16.3%)
   American Honda Finance
     2.000%, 12/06/01                35,000       34,990
   Boeing Capital
     2.150%, 12/14/01                 2,000        1,999
     2.620%, 12/28/01                35,500       35,430
   CDC
     2.150%, 12/07/01                24,198       24,189
     2.000%, 12/07/01                99,000       98,967
   Cit Group
     2.100%, 12/24/01                 2,925        2,921
     2.000%, 01/28/02                 2,900        2,891
   Cortez Capital
     2.100%, 12/17/01                 5,000        4,995
     2.100%, 12/21/01                 5,000        4,994
   International Lease Finance
     2.080%, 12/19/01                 1,000          999
   John Hancock Capital
     2.100%, 12/03/01                35,000       34,996
     2.070%, 12/07/01                30,000       29,990
   KFW International Finance
     2.020%, 12/07/01                15,000       14,995
     2.060%, 12/27/01                 4,210        4,204
     1.980%, 01/09/02                15,000       14,968
     1.980%, 01/10/02                19,000       18,958
   Panasonic Finance
     2.150%, 12/03/01               169,200      169,180

--------------------------------------------------------------------------------
                                                                    (UNAUDITED)


--------------------------------------------------------------------------------
                                    FACE AMOUNT
                                       (000)     VALUE (000)
--------------------------------------------------------------------------------
FINANCIAL SERVICES -- CONTINUED
   Prudential Funding
     2.100%, 12/03/01              $ 15,100    $   15,098
     2.000%, 01/09/02                29,000        28,937
   Shell Finance
     2.130%, 12/04/01                20,000        19,997
   Starfish Global Funding
     2.150%, 12/17/01                50,000        49,952
     2.100%, 12/18/01                50,000        49,950
   Toyota Motor Credit
     2.030%, 12/03/01                37,647        37,643
     2.130%, 12/04/01                 1,956         1,956
     2.070%, 12/20/01                50,000        49,945
   UBS Finance
     2.150%, 12/03/01               147,000       146,983
     2.130%, 12/05/01                 4,766         4,765
     2.010%, 12/07/01                35,000        34,988
     2.050%, 12/20/01                 2,998         2,995
     2.050%, 12/26/01                 2,550         2,546
     2.050%, 12/27/01                 1,800         1,797
     2.030%, 12/27/01                 2,000         1,997
                                               ----------
                                                  949,215
                                               ----------
FOOD, BEVERAGE & TOBACCO (1.6%)
   Archer Daniels
     2.050%, 12/04/01                16,905        16,902
     2.080%, 12/18/01                25,000        24,975
   Heinz
     2.000%, 01/18/02                49,650        49,518
                                               ----------
                                                   91,395
                                               ----------
INDUSTRIAL (1.5%)
   Bayer
     2.130%, 12/17/01                 5,250         5,245
   Rockwell Collins
     2.550%, 12/07/01                15,000        14,994
     2.360%, 01/24/02                35,000        34,876
     2.100%, 02/11/02                13,435        13,378

--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)     VALUE (000)
--------------------------------------------------------------------------------
   INDUSTRIAL -- CONTINUED
   United Technology
     2.430%, 12/20/01              $ 16,000    $   15,979
     2.430%, 12/27/01                 5,313         5,304
                                               ----------
                                                   89,776
                                               ---------
INSURANCE (4.7%)-
   Chubb Capital
     2.080%, 12/19/01                 1,700         1,698
   General Re
     2.510%, 12/06/01               145,000       144,949
   ING America
     2.150%, 12/03/01                24,000        23,997
   Jefferson Pilot
     3.980%, 02/08/02                93,000        92,291
   Metlife
     2.080%, 12/14/01                 8,000         7,994
                                               ----------
                                                  270,929
                                               ----------
INVESTMENT BANKER/BROKER DEALER (0.3%)
   Salomon Smith Barney
     2.100%, 12/03/01                19,000        18,998
                                               ----------
MULTIMEDIA (2.8%)
   Gannett
     2.070%, 12/13/01               160,000       159,889
     2.080%, 12/19/01                 2,600         2,597
   New York Times
     1.970%, 01/15/02                 1,872         1,868
                                               ----------
                                                  164,354
                                               ----------
REGIONAL GOVERNMENT AGENCY (0.7%)
   Canada Wheat Board
     1.950%, 02/12/02                12,000        11,953
   Quebec Province
     2.000%, 12/14/01                28,500        28,479
                                               ----------
                                                   40,432
                                               ----------

STATEMENT OF NET ASSETS
-------------------------------------------------------------------------------
STI CLASSIC FUNDS  NOVEMBER 30, 2001


PRIME QUALITY MONEY MARKET FUND--CONTINUED
--------------------------------------------------------------------------------
                                    FACE AMOUNT
                                       (000)     VALUE (000)
--------------------------------------------------------------------------------
RETAIL (2.2%)
   Eastman Kodak
     2.950%, 12/13/01              $ 20,000    $   19,980
     2.880%, 12/18/01                30,000        29,959
     2.880%, 12/19/01                21,720        21,689
     2.850%, 12/21/01                10,000         9,984
     3.050%, 01/08/02                18,500        18,441
   McDonald's
     2.080%, 12/03/01                28,232        28,229
                                               ----------
                                                  128,282
                                               ----------
TELEPHONE & TELECOMMUNICATIONS (0.0%)
   Verizon Global
     2.200%, 12/12/01                 2,900         2,898
                                               ----------
UTILITIES (3.8%)
   Consolidated Edison
     2.180%, 12/03/01                10,600        10,599
     2.200%, 12/10/01                40,000        39,978
   Duke Energy
     2.020%, 12/11/01                 4,038         4,036
   Emerson Electric
     2.200%, 12/06/01                 2,516         2,515
   General Re
     2.030%, 01/25/02                39,000        38,879
   South Carolina
     2.100%, 01/11/02                 3,415         3,407
   Tampa Electric
     2.100%, 12/07/01                 2,390         2,389
   Total Fina Elf
     2.080%, 12/10/01               118,700       118,638
                                               ----------
                                                 220,441
                                               ----------
Total Commercial Paper
     (Cost $2,640,127)                          2,640,127
                                               ----------

--------------------------------------------------------------------------------
                                    FACE AMOUNT
                                       (000)     VALUE (000)
--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS (31.8%)
ASSET BACKED SECURITIES (1.8%)
   Money Store
     8.050%, 04/15/02              $  4,855    $    4,920
   Sigma Finance, MTN
     5.180%, 02/15/02                50,000        50,000
     4.300%, 05/16/02                25,000        25,000
     2.360%, 11/20/02                25,000        25,000
   Sigma Finance, Ser E, MTN
     7.000%, 04/30/02                 1,429         1,455
                                               ----------
                                                  106,375
                                               ----------
BANKS (5.7%)
   Bank of America (C)
     3.245%, 12/17/01                30,000        30,015
   Bank of America, Ser E, MTN (C)
     2.201%, 02/20/02                 9,160         9,166
   Bank of America, Ser H, MTN
     7.350%, 04/03/02                 1,000         1,010
   Bayerische Landesbank, MTN
     7.100%, 07/05/02                 4,000         4,117
   First Tennessee Bank (C)
     2.315%, 09/11/02               100,000       100,000
   Key Bank (C)
     3.280%, 03/18/02                 3,600         3,604
   Key Bank, Ser E, MNT (C)
     2.653%, 07/02/02                23,000        23,011
   Marshall & Isley Bank (G)
     6.150%, 12/03/07               100,000       103,371
   Wells Fargo, MTN (C)
     2.090%, 06/15/02                50,000        50,000
   Wells Fargo, Ser A, MTN (C)
     2.270%, 10/30/02                 6,250         6,258
                                               ----------
                                                  330,552
                                               ----------

--------------------------------------------------------------------------------
                                                                    (UNAUDITED)


--------------------------------------------------------------------------------
                                    FACE AMOUNT
                                       (000)     VALUE (000)
--------------------------------------------------------------------------------
DIVERSIFIED OPERATIONS (1.4%)
   EI Du Pont de Nemours
     8.000%, 04/02/02              $  5,000    $    5,080
   Philip Morris
     7.500%, 01/15/02                 3,175         3,192
     7.625%, 05/15/02                16,900        17,180
     7.125%, 08/15/02                10,000        10,216
   Philip Morris (A) (C)
     3.713%, 12/04/01                18,000        18,001
   Textron
     6.750%, 09/15/02                25,900        26,515
                                               ----------
                                                   80,184
                                               ----------
DRUGS (0.3%)
   Bayer (A)
     6.500%, 10/01/02                13,250        13,713
   Eli Lilly
     8.125%, 12/01/01                 5,000         5,000
                                               ----------
                                                   18,713
                                               ----------
FINANCIAL SERVICES (9.5%)
   American Honda Finance,
     MTN (C)
     2.330%, 08/19/02               100,000       100,000
   American Honda Finance,
     MTN (A) (C)
     2.426%, 01/16/02                35,000        35,012
   Associates (C)
     3.190%, 06/15/04                75,000        75,000
   Associates, Ser E, MTN
     6.875%, 06/20/02                 5,000         5,063
   BellSouth Capital Funding
     7.000%, 06/19/02                 1,037         1,062
   Benefical, Ser H, MTN
     6.625%, 02/12/02                 1,000         1,004
   Boeing Capital (C)
     2.690%, 09/27/02                27,000        26,920


--------------------------------------------------------------------------------
                                    FACE AMOUNT
                                       (000)     VALUE (000)
--------------------------------------------------------------------------------
FINANCIAL SERVICES -- CONTINUED
   General Electric Capital (C)
     2.016%, 08/01/49              $  1,000    $      993
   General Electric Capital,
     Ser A, MTN
     5.180%, 02/01/02                 2,000         2,000
     7.000%, 03/01/02                    46            46
   General Electric Capital,
     Ser E, MTN
     8.000%, 02/15/02                 5,000         5,026
     6.500%, 09/27/02                 8,000         8,249
   GMAC
     9.625%, 12/15/01                 1,000         1,002
   GMAC, MTN
     5.600%, 04/30/02                 5,000         5,012
   GMAC, MTN (C)
     3.525%, 12/17/01                 7,100         7,101
     2.410%, 01/28/02                 7,000         7,000
     2.096%, 02/12/02                 5,000         5,000
   GMAC, Ser 2, MTN (C)
     2.280%, 01/15/02                50,000        50,000
   Heller Financial
     6.440%, 10/06/02                 3,650         3,778
   Household Finance (C)
     2.151%, 02/16/06                75,000        75,000
   Household Finance, MTN (C)
     6.125%, 07/15/02                 9,000         9,207
   IBM Credit, MTN
     6.450%, 11/12/02                 1,415         1,470
   International Lease Finance,
     Ser I, MTN,
     6.360%, 08/01/02                 1,000         1,021
   Norwest Financial, Ser E, MTN
     7.750%, 03/01/02                 1,000         1,008
   Prudential Funding, MTN (C)
     2.380%, 02/22/02                50,000        50,024
   Siemens Capital, Ser XW
     8.000%, 06/24/02                 7,000         7,203

--------------------------------------------------------------------------------
                                    FACE AMOUNT
                                       (000)     VALUE (000)
--------------------------------------------------------------------------------
FINANCIAL SERVICES -- CONTINUED
   Toyota Motor Credit
     6.250%, 07/22/02              $  4,000     $   4,050
   Tyco Capital
     6.375%, 08/01/02                 8,350         8,558
   Tyco Capital, MTN
     6.375%, 10/01/02                 6,000         6,184
     5.920%, 11/08/02                 5,000         5,158
     6.150%, 12/15/02                 8,010         8,298
   Unilever Capital (C)
     2.473%, 10/24/02                10,000        10,012
   Verizon Global Funding (A) (C)
     2.260%, 11/04/02                25,000        25,023
                                               ----------
                                                  551,484
                                               ----------
FOOD, BEVERAGE & TOBACCO (0.1%)
   Archer Daniels Midland (F)
     0.000%, 05/01/02                 2,500         2,462
   Cargill, Ser 2, MTN (C)
     2.570%, 01/14/02                 6,000         6,002
                                               ----------
                                                    8,464
                                               ----------
INDUSTRIAL (0.0%)
   IBM
     7.250%, 11/01/02                 2,226         2,326
                                               ----------
INVESTMENT BANKERS/BROKER DEALERS (7.4%)
   Bear Stearns
     6.500%, 08/01/02                 6,245         6,391
     6.450%, 08/01/02                 3,000         3,065
   Bear Stearns, Ser B, MTN
     5.250%, 02/13/02                50,000        50,000
   Credit Suisse First Boston,
     Ser 1, MTN (C)
     2.355%, 08/27/02               100,000       100,000
   Goldman Sachs Group,
     MTN (C)
     2.196%, 02/11/02                 5,000         5,002
     2.430%, 03/21/02                25,000        25,016
--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)     VALUE (000)
--------------------------------------------------------------------------------

INVESTMENT BANKERS/BROKER DEALERS -- CONTINUED
   Goldman Sachs Group,
     Ser 1, MTN (C)
     2.329%, 12/27/01              $ 25,000    $   25,005
   Goldman Sachs Group,
     Ser 2, MTN (C)
     2.290%, 01/14/02                 7,000         7,001
   Merrill Lynch, Ser 1, MTN (C)
     2.230%, 09/23/02                70,000        70,083
   Merrill Lynch, Ser B, MTN (C)
     2.503%, 07/24/02                32,300        32,352
   Morgan Stanley Dean Witter (C)
     2.210%, 12/06/01                25,000        25,000
   Morgan Stanley Dean Witter,
     Ser 1, MTN (C)
     2.160%, 10/16/02                75,000        75,000
   Morgan Stanley Dean Witter,
     Ser C, MTN,
     5.625%, 04/12/02                 2,000         2,025
   Morgan Stanley Dean Witter,
     Ser E, MTN (C)
     3.591%, 03/06/02                 3,000         3,001
                                               ----------
                                                  428,941
                                               ----------
REGIONAL GOVERNMENT AGENCY (0.1%)
   Hydro-Quebec
     8.625%, 05/20/02                 5,245         5,348
   Hydro-Quebec, Ser B, MTN
     7.960%, 12/17/01                 2,000         2,001
                                               ---------
                                                    7,349
                                               ---------
TELEPHONE & TELECOMMUNICATIONS (3.2%)
   BellSouth Telecommunication,
     6.000%, 06/15/02                 2,000         2,035
   GTE South, Ser B
     7.250%, 08/01/02                 3,750         3,862
   GTE, Ser A
     6.310%, 12/15/02                 3,500         3,625

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)



--------------------------------------------------------------------------------
                                               FACE AMOUNT
                                                   (000)
--------------------------------------------------------------------------------
TELEPHONE & TELECOMMUNICATIONS -- CONTINUED
   SBC Communications (A)
     4.250%, 06/05/02              $100,000    $  100,000
   Vodaphone Group (A) (C)
     3.310%, 12/19/01                74,325        74,367
                                               ----------
                                                  183,889
                                               ----------
UTILITIES (2.3%)
   Baltimore Gas & Electric, (A) (C)
     2.511%, 02/15/02                15,000        14,994
   Duke Energy
     7.125%, 09/03/02                12,475        12,867
   Matsushita Electric
     7.250%, 08/01/02                 5,000         5,113
   National Rural Utilities,
     Ser 1, MTN (C)
     2.461%, 04/17/02               100,000       100,000
   Wisconsin Electric Power
     6.625%, 12/01/02                 1,000         1,041
                                               ----------
                                                 134,015
                                               ----------
Total Corporate Obligations
     (Cost $1,852,292)                          1,852,292
                                               ----------
ASSET-BACKED SECURITIES (4.1%)
   AmeriCredit Auto Receivables
     Trust, Ser  2001-B, Cl A1 (C)
     3.670%, 12/06/01                50,863        50,863
   Daimler Chrysler Auto Trust,
     Ser 2001-C, Cl  A1 (C)
     3.500%, 02/06/02               110,517       110,517
   Drive Auto Receivables Trust,
     Ser 2001-1, Cl A1
     4.309%, 05/15/02                 9,829         9,829
   Ford Credit Auto Owner Trust,
     Ser 1999-D, Cl   A4
     6.400%, 01/15/02                 3,496         3,503
   Nissan Auto Receivables Owner
     Trust, Ser  2001-B, Cl A1
     4.743%, 05/15/02                 2,663         2,669

--------------------------------------------------------------------------------
                                 FACE AMOUNT
                                     (000)      Value (000)
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- CONTINUED
   Nissan Auto Receivables Owner
     Trust, Ser  2001-C, Cl A1 (C)
     3.445%, 04/15/02              $ 50,432    $   50,432
   Onyx Acceptance Auto Trust,
     Ser 2001-C, Cl  A1
     3.660%, 08/15/02                 4,192         4,200
   World Omni Auto Lease
     Securitization Trust,
     2001-AA, Cl A1
     3.910%, 12/20/01                 5,040         5,040
                                               ----------
Total Asset-Backed Securities
     (Cost $237,053)                              237,053
                                               ----------
CERTIFICATES OF DEPOSIT - DOMESTIC (0.7%)
   Citigroup
     9.500%, 03/01/02                 1,000         1,010
   Fleet National Bank (C)
     2.225%, 07/31/02                 3,000         3,002
   Huntington National Bank (C)
     2.136%, 02/15/02                35,000        35,033
                                               ----------
Total Certificates of
     Deposit -- Domestic
     (Cost $39,045)                                39,045
                                               ----------
CERTIFICATES OF DEPOSIT - YANKEE (6.9%)
   Societe Generale, NY
     3.790%, 08/09/02               100,000       100,000
   Toronto Dominion Bank, NY
     2.180%, 11/14/02               100,000       100,010
   Westdeutsche Landesbank , NY
     2.710%, 10/15/02               100,000       100,000
     2.180%, 11/13/02               100,000       100,009
                                               ----------
Total Certificates of
     Deposit - Yankee
     (Cost $400,019)                              400,019
                                               ----------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  NOVEMBER 30, 2001




PRIME QUALITY MONEY MARKET FUND--CONCLUDED
--------------------------------------------------------------------------------
                                   SHARES/FACE
                                   AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS (1.3%)
   FHLMC, MTN
     3.650%, 09/13/02               $75,000    $   74,982
   SLMA, Ser 1996-3, Cl A1 (C)
     2.445%, 10/25/04                   541           539
   SLMA, Ser 1996-4, Cl A1 (C)
     2.435%, 07/25/04                   191           191
                                               ----------
Total U.S. Government Agency Obligations
     (Cost $75,712)                                75,712
                                               ----------
CASH EQUIVALENTS (10.0%)
   AIM Liquid Assets Portfolio,
     Institutional Class        290,000,000       290,000
   Federated Prime Value Money
     Market Fund                290,000,000       290,000
                                               ----------
Total Cash Equivalents
     (Cost $580,000)                              580,000
                                               ----------
REPURCHASE AGREEMENTS (1.3%)
   Lehman Brothers
     2.035%, dated 11/30/01, matures
     12/03/01, repurchase price
     $10,170,139 (collateralized by
     U.S. Government obligations:
     total market value
     $10,373,135) (B)               $10,168        10,168
   Merrill Lynch
     2.085%, dated 11/30/01, matures
     12/03/01, repurchase price
     $19,532,411 (collateralized by
     U.S. Government obligations:
     total market value
     $19,922,964) (B)                19,529        19,529

--------------------------------------------------------------------------------
                                        FACE
                                   AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- CONTINUED
   Salomon Smith Barney
     2.075%, dated 11/30/01, matures
     12/03/01, repurchase price
     $5,380,131 (collateralized by
     U.S. Government obligations:
     total market value
     $5,503,870) (B)                $ 5,379    $    5,379
   UBS Warburg
     2.125%, dated 11/30/01, matures
     12/03/01, repurchase price
     $42,115,000 (collateralized by
     U.S. Government obligations:
     total market value
     $42,949,919) (B)                42,108        42,108
                                               ----------
Total Repurchase Agreements
     (Cost $77,184)                                77,184
                                               ----------
Total Investments (101.5%)
   (Cost $5,901,432)                            5,901,432
                                               ----------
OTHER ASSETS AND LIABILITIES, NET (-1.5%)         (85,370)
                                               ----------

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)


--------------------------------------------------------------------------------

                                                             VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Shares of Trust Class
   (unlimited authorization -- no par
   value) based on 3,839,521,369
   outstanding shares of beneficial interest                 $3,839,497
Portfolio Shares of Investor Class
   (unlimited authorization -- no par
   value) based on 1,969,399,790
   outstanding shares of beneficial interest                  1,969,424
Portfolio Shares of Flex Class
   (unlimited authorization -- no par
   value) based on 6,726,615 outstanding
   shares of beneficial interest                                  6,727
Distributions in excess of net
   investment income                                                (39)
Accumulated net realized gain
   on investments                                                   453
                                                             ----------
Total Net Assets (100.0%)                                    $5,816,062
                                                             ==========
Net Asset Value, Offering and Redemption
   Price Per Share -- Trust Class                                 $1.00
                                                             ==========
Net Asset Value, Offering and Redemption
   Price Per Share -- Investor Class                              $1.00
                                                             ==========
Net Asset Value, Offering and Redemption
   Price Per Share -- Flex Class                                  $1.00
                                                             ==========


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 30.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  NOVEMBER 30, 2001




TAX-EXEMPT MONEY MARKET FUND
--------------------------------------------------------------------------------
                                  FACE AMOUNT
                                     (000)     VALUE (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS (100.8%)
ALABAMA (3.2%)
   Birmingham, Special Care
     Facilities, RB (C)
     1.760%, 11/15/20              $ 15,000     $  15,000
   Cherokee, Industrial
     Development Board, BOC
     Group Project, RB (C) (D) (E)
     1.550%, 04/01/08                 3,500         3,500
   Daphne-Villa Mercy, Special
     Care Facility Authority, Mercy
     Medical Project, RB (C) (D) (E)
     1.470%, 12/01/27                 4,500         4,500
   Mobile, Airport Authority, RB,
     Ser A24, MBIA
     1.830%, 10/01/14                 8,570         8,570
   Mobile, Industrial Development
     Board, Dock & Wharf Holnam
     Project, Ser A, RB (C) (D) (E)
     1.450%, 06/01/32                 4,900         4,900
                                               ----------
                                                    6,470
                                               ----------
ARIZONA (0.7%)
   Salt River Project, Agricultural
     Improvement & Power
     District, Electric System,
     Ser SG-10, RB (C)
     1.560%, 01/01/30                 7,570         7,570
                                               ----------
COLORADO (0.8%)
   Cherry Creek, South Metropolitan
     District, GO (C) (D) (E)
     1.650%, 06/01/06                 1,050         1,050
   Colorado State, Multi-Family
     Housing Finance Authority,
     St. Moritz Project, Ser H,
     RB, FNMA (C) (D)
     1.500%, 10/15/16                 5,715         5,715

--------------------------------------------------------------------------------
                                  FACE AMOUNT
                                     (000)     VALUE (000)
--------------------------------------------------------------------------------
COLORADO -- CONTINUED
   Lowry, Economic Redevelopment
     Authority, Ser B, RB (C) (D) (E)
     1.500%, 12/01/20              $  2,000    $    2,000
                                               ----------
                                                    8,765
                                               ----------
CONNECTICUT (0.6%)
   Connecticut State, GO (C) (D)
     1.290%, 06/15/20                 7,000         7,000
                                               ----------
DELAWARE (0.2%)
   Delaware State, Educational
     Development Authority,
     RB (C) (D) (E)
     1.975%, 10/01/19                 1,875         1,875
                                               ----------
DISTRICT OF COLUMBIA (1.3%)
   District of Columbia, George
     Washington University, Ser C,
     RB, MBIA (C) (D)
     1.550%, 09/15/29                 7,500         7,500
   District of Columbia, Planned
     Parenthood, RB (C) (D) (E)
     1.600%, 12/01/29                 7,250         7,250
                                               ----------
                                                   14,750
                                               ----------
FLORIDA (12.0%)
   Citrus Park, Community
     Development Authority,
     RB (C) (D) (E)
     1.400%, 11/01/16                 4,165         4,165
   Dade County, Water & Sewer
     System, RB, FGIC (C) (D)
     1.250%, 10/05/22                33,670        33,670
   Dade County, Water & Sewer
     System, Ser SG-74, RB
     1.560%, 10/01/25                10,000        10,000

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)


--------------------------------------------------------------------------------
                                    FACE AMOUNT
                                       (000)     VALUE (000)
--------------------------------------------------------------------------------
FLORIDA -- CONTINUED
   Florida State, Board of Education,
     Capital Outlay, Ser 223,
     GO (C) (D)
     1.570%, 06/01/10              $  5,000    $    5,000
   Florida State, Housing Finance
     Authority, Multi-Family
     Housing, Bainbridge Project,
     Ser M, RB, AMT (C) (D)
     1.430%, 12/01/25                 6,570         6,570
   Florida State, Municipal Power
     Agency, Stanton II Project,
     Ser 1997, RB, AMBAC (C) (D)
     1.340%, 10/01/27                14,800        14,800
   Florida State, Ser PA-511 (C)
     1.560%, 07/01/17                 5,000         5,000
   Jacksonville, Health Facilities
     Authority, Taxable Charity
     OB Group, Ser C, RB,
     MBIA (C) (D)
     1.300%, 08/15/19                15,855        15,855
   Orange County, Health Facilities
     Authority, Ser PA 738, RB (C)
     1.560%, 10/01/11                 3,000         3,000
   Orange County, Housing Finance
     Authority, Water View Club
     Apartment Project, Ser D, RB,
     FNMA, AMT (C) (D)
     1.430%, 08/15/30                 6,400         6,400
   Palm Beach County, Norton
     Gallery Project, RB (C) (D) (E)
     1.600%, 05/01/25                 2,500         2,500
   Putnam County, Pollution Control
     Authority, Seminole Electric
     Cooperative Project,
     Ser D, RB (C) (D)
     2.700%, 12/15/09                 2,000         2,000


--------------------------------------------------------------------------------
                                    FACE AMOUNT
                                       (000)   VALUE (000)
--------------------------------------------------------------------------------
FLORIDA -- CONTINUED
   Tampa, Occupational License,
     Ser A, RB, FGIC (C)
     1.340%, 10/01/18              $ 12,600     $  12,600
   University of North Florida,
     Parking System Project,
     RB (C) (D) (E)
     1.650%, 05/01/28                 5,800         5,800
   University of South Florida,
     COP (C) (D) (E)
     1.400%, 01/01/29                 9,950         9,950
                                               ----------
                                                  137,310
                                               ----------
GEORGIA (5.6%)
   Altanta, Ser SG-123, GO (C)
     1.560%, 12/01/23                 9,845         9,845
   Atlanta, Airport Authority,
     Ser 313, RB, AMT (C) (D)
     1.690%, 01/01/18                 3,335         3,335
   Atlanta, Airport Authority,
     Ser SG 138, RB (C)
     1.640%, 01/01/26                 6,600         6,600
   Cobb County, Development
     Authority, Educational Facilities,
     Kennesaw State University
     Project, RB, AMBAC (C) (D)
     1.550%, 11/01/18                 5,805         5,805
   Dekalb County, Development
     Authority, Green Forest
     Community Development
     Project, RB (C) (D) (E)
     1.550%, 02/01/22                 7,000         7,000
   Fulton County, Development
     Authority, American National
     Red Cross Project, RB (C) (D) (E)
     1.550%, 08/01/05                   800           800
   Fulton County, Development
     Authority, Metropolitan Atlanta
     YMCA Project, RB (C) (D) (E)
     1.550%, 11/01/22                 8,500         8,500

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  NOVEMBER 30, 2001




TAX-EXEMPT MONEY MARKET FUND--CONTINUED
--------------------------------------------------------------------------------
                                   FACE AMOUNT
                                      (000)    VALUE (000)
--------------------------------------------------------------------------------
GEORGIA -- CONTINUED
   Georgia State, Eagle Trust,
     RB (C) (D)
     1.590%, 07/01/15              $  7,025    $    7,025
   Houston County, Development
     Authority, Clean Control
     Project, RB, AMT (C) (D) (E)
     1.750%, 06/01/20                 3,325         3,325
   Metropolitan Atlanta, Rapid
     Transportation, Ser SG-57,
     RB, AMBAC (C)
     1.560%, 07/01/20                 5,000         5,000
   Mitchell County, Industrial
     Development Authority, City of
     Camille Project, RB (C) (D) (E)
     1.600%, 03/01/15                 3,600         3,600
   Savannah, Economic Development
     Authority, Exempt Facilities-
     Construction Utilities Project,
     RB, AMT (C) (D) (E)
     1.750%, 12/01/19                 1,400         1,400
   Savannah, Economic Development
     Authority, Kennickell Printing
     Project, RB, AMT (C) (D) (E)
     1.750%, 09/01/11                 2,200         2,200
                                               ----------
                                                   64,435
                                               ----------
IDAHO (0.4%)
   Idaho State, Housing & Finance
     Association, Ser PA-115, RB (C)
     1.640%, 01/01/27                 4,796         4,796
                                               ----------
ILLINOIS (9.3%)
   Bloomington, Normal Airport
     Authority, GO (C) (D)
     1.600%, 01/01/12                 1,100         1,100
   Chicago, Airport Special Facilities,
     Centerpoint O "Hare Project,
     RB, AMT (C) (D) (E)
     1.650%, 09/01/32                 2,800         2,800


--------------------------------------------------------------------------------
                                   FACE AMOUNT
                                      (000)    VALUE (000)
--------------------------------------------------------------------------------
ILLINOIS -- CONTINUED
   Chicago, Merlots Project,
     Ser WWW, GO
     2.600%, 01/01/22              $ 11,000    $   11,000
   Chicago, O'Hare International
     Airport, Aces-General Airport
     Project, 2nd Lien,
     Ser A, RB, AMT (E)
     1.450%, 01/01/18                24,900        24,900
   Illinois State, Development
     Finance Authority, Lyric Opera
     Chicago Project, RB (C) (D) (E)
     1.500%, 12/01/28                10,000        10,000
   Illinois State, Development
     Finance Authority, Pollution
     Control Authority, Illinois
     Power Project, Ser C, RB,
     AMT, MBIA (C) (D) (E)
     1.650%, 04/01/32                12,000        12,000
   Illinois State, Educational
     Facilities Authority, Chicago
     Childrens Museum Project,
     RB (C) (D) (E)
     1.550%, 02/01/28                 1,600         1,600
   Illinois State, Educational
     Facilities Authority, Museum
     of Science & Industry Project,
     RB (C) (D) (E)
     1.500%, 11/01/15                 5,100         5,100
   Illinois State, Health Facilities
     Authority, Advocate Health
     Care, Ser B, RB (C) (D)
     1.750%, 08/15/22                 2,300         2,300
   Illinois State, Health Facilities
     Authority, Proctor Hospital,
     RB (C) (D) (E)
     1.550%, 01/01/12                 4,800         4,800

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)


--------------------------------------------------------------------------------
                                  FACE AMOUNT
                                     (000)      VALUE (000)
--------------------------------------------------------------------------------
ILLINOIS -- CONTINUED
   Illinois State, Health Facilities
     Authority, Streeterville Project,
     RB (C) (D) (E)
     1.550%, 08/15/24              $  2,000    $    2,000
   Illinois State, Industrial
     Development Finance
     Authority, Derby Project,
     RB, AMT (C) (D) (E)
     1.800%, 10/01/07                   500           500
   Illinois State, Regional
     Transportation Authority,
     Ser SG-82, RB, MBIA (C) (D)
     1.560%, 06/01/25                17,500        17,500
   Lockport, Industrial Development
     Authority, Panduit Project,
     RB, AMT (C) (D) (E)
     1.650%, 04/01/25                 2,000         2,000
   Macon County, Millikin University
     Project, RB, AMBAC (C) (D)
     1.500%, 10/01/28                 4,700         4,700
   Savanna, Industrial Development
     Authority, Metform Project,
     Ser A, RB, AMT (C) (D) (E)
     1.650%, 05/01/14                   500           500
   Savanna, Industrial Development
     Authority, Metform Project,
     Ser B, RB, AMT (C) (D) (E)
     1.650%, 06/01/09                 1,400         1,400
   Wheeling, Industrial Development
     Authority, Circuit Service
     Project, RB, AMT (C) (D) (E)
     1.800%, 04/01/18                 2,400         2,400
                                               ----------
                                                  106,600
                                               ----------
INDIANA (3.5%)
   Elkhart, Industrial Economic
     Development Authority, Holly
     Park, RB, AMT (C) (D) (E)
     1.800%, 02/01/10                 1,900         1,900

--------------------------------------------------------------------------------
                                  FACE AMOUNT
                                     (000)      VALUE (000)
--------------------------------------------------------------------------------
INDIANA -- CONTINUED
   Fort Wayne, Industrial Economic
     Development Authority,
     Technical Project, RB, AMT
     (C) (D) (E)
     1.650%, 07/01/09              $  1,000    $    1,000
   Indiana State, Development
     Finance Authority, Culver
     Educational Project, RB
     (C) (D) (E)
     1.500%, 01/01/32                12,700        12,700
   Indiana State, Development
     Finance Authority, Indiana
     Historical Society, RB
     (C) (D) (E)
     1.550%, 08/01/31                 1,200         1,200
   Indiana State, Educational
     Facilities Authority, Indiana
     Wesleyan Project, Ser B,
     RB (C) (D) (E)
     1.650%, 06/01/28                 2,500         2,500
   Indiana State, Health Facilities
     Financing Authority, Clarian
     Health Partners, Ser B,
     RB (C) (D)
     1.700%, 02/15/26                 2,000         2,000
   Jasper, Industrial Economic
     Development Authority,
     Wabash Valley Produce Project,
     RB, AMT (C) (D) (E)
     1.800%, 06/01/05                 1,600         1,600
   La Porte County, Industrial
     Economic Development
     Authority, Pedcor Investments-
     Woodland Project, RB, AMT
     (C) (D) (E)
     1.640%, 10/01/29                 2,000         2,000

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  NOVEMBER 30, 2001




TAX-EXEMPT MONEY MARKET FUND--CONTINUED
--------------------------------------------------------------------------------
                                 FACE AMOUNT
                                     (000)    VALUE (000)
--------------------------------------------------------------------------------
INDIANA -- CONTINUED
   Marshall County, Industrial
     Economic Development
     Authority, Culver Educational
     Foundation Project,
     RB (C) (D) (E)
     1.550%, 01/01/35              $  8,300    $    8,300
   Michigan City, Industrial
     Economic Development
     Authority, Performance
     Packaging, RB, AMT
     (C) (D) (E)
     1.800%, 09/01/06                   500           500
   Warren Township, Vision 2005,
     Merlots, Ser A52, RB,
     FGIC (C) (D) (E)
     1.670%, 07/15/20                 6,600         6,600
                                               ----------
                                                   40,300
                                               ----------
IOWA (0.5%)
   Sac County, Industrial
     Development Authority, Evapco
     Project, RB, AMT (C) (D) (E)
     1.750%, 07/01/16                 3,280         3,280
   West Des Moines, Commercial
     Development Authority,
     Greyhound Lines Project,
     RB (C) (D) (E)
     1.500%, 12/01/14                 2,500         2,500
                                               ----------
                                                    5,780
                                               ----------
KANSAS (0.9%)
   Sedgwick & Shawnee Counties,
     Ser PT 227, RB (C) (D) (E)
     1.640%, 12/01/22                10,460        10,460
                                               ----------

--------------------------------------------------------------------------------
                                  FACE AMOUNT
                                     (000)      VALUE (000)
--------------------------------------------------------------------------------
KENTUCKY (0.4%)
   Kentucky State, Area
     Development Districts
     Financing Authority,
     RB, (C) (D) (E)
     1.650%, 06/01/33              $  4,800    $    4,800
                                               ----------
LOUISIANA (0.7%)
   Calcasieu Parish, Industrial
     Development Authority,
     Hydroserve Westlake Project,
     RB, AMT (C) (D) (E)
     1.600%, 06/01/25                 5,000         5,000
   Louisiana State, Public Facilities
     Authority, Pollution Control
     Authority, Ciba-Geigy Project,
     RB (C) (D) (E)
     1.500%, 12/01/04                 2,400         2,400
                                               ----------
                                                    7,400
                                               ----------
MARYLAND (7.6%)
   Baltimore County, Industrial
     Development Authority, Allied
     Signal Project, RB (C) (D)
     1.600%, 03/01/14                 1,000         1,000
   Howard County, Economic
     Development Authority, Norbell
     School Project, RB (C) (D) (E)
     1.600%, 02/01/28                 5,000         5,000
   Maryland State, Community
     Development Administration
     Authority, Ser 170, RB (C) (D)
     1.560%, 04/01/18                 5,540         5,540
   Maryland State, Community
     Development Administration
     Authority, Ser PT-256,
     RB, AMT, FHA (C) (D) (E)
     1.690%, 09/01/18                 3,555         3,555

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)


--------------------------------------------------------------------------------
                                  FACE AMOUNT
                                   (000)        VALUE (000)
--------------------------------------------------------------------------------
MARYLAND -- CONTINUED
   Maryland State, Ser PA 816,
     GO (C) (D)
     1.510%, 03/01/15              $  5,800    $    5,800
   Montgomery County, Housing
     Opportunities Authority,
     Multi-Family Housing, Falklands
     Project, Ser B, RB (C) (D)
     1.340%, 08/01/15                16,000        16,000
   Montgomery County, Housing
     Opportunities Authority,
     Ser I, RB, AMT (C) (D)
     1.450%, 06/01/30                50,000        50,000
                                               ----------
                                                   86,895
                                               ----------
MASSACHUSETTS (3.5%)
   Massachusetts State,
     Ser A, GO (C) (D)
     1.300%, 09/01/16                40,000        40,000
                                               ----------
MICHIGAN (0.4%)
   Michigan State, Housing
     Development Authority,
     Woodland Meadows Project,
     RB, AMT (C) (D) (E)
     1.500%, 03/01/13                 1,000         1,000
   Michigan State, Strategic Fund,
     Consolidated Industrial Project,
     RB, AMT (C) (D) (E)
     1.800%, 01/01/19                 2,200         2,200
   Oakland County, Economic
     Development Authority, Moody
     Family Limited Project, RB,
     AMT (C) (D) (E)
     1.800%, 09/01/12                   800           800
                                               ----------
                                                    4,000
                                               ----------

--------------------------------------------------------------------------------
                                  FACE AMOUNT
                                     (000)      VALUE (000)
--------------------------------------------------------------------------------
MISSOURI (0.3%)
   Carthage, Industrial Development
     Authority, Schrieber Project,
     RB, AMT (C) (D) (E)
     1.650%, 11/01/10              $  3,100    $    3,100
   Missouri State, Environmental
     Improvement & Energy Resource
     Authority, Utilicorp United
     Project, RB, AMT (C) (D) (E)
     1.650%, 05/01/28                   700           700
                                               ----------
                                                    3,800
                                               ----------
MONTANA (0.8%)
   Missoula County, Economic
     Development Authority, Dinny
     Stranahan Research Project,
     RB (C) (D) (E)
     1.600%, 06/01/20                 8,500         8,500
                                               ----------
NEVADA (2.1%)
   Clark County, Airport Improvement
      Authority, Sub-Lien Ser
      A-2, RB, AMT (C)
     (D) (E)
     1.450%, 07/01/25                 4,595         4,595
   Clark County, School District,
     GO (C) (D)
     1.590%, 06/15/15                 8,345         8,345
   Nevada State, Ser 344,
     GO, FGIC (C) (D)
     1.690%, 05/15/28                 5,495         5,495
   Nevada State, Ser SG-114,
     RB (C) (D)
     1.560%, 03/01/27                 5,000         5,000
                                               ----------
                                                   23,435
                                               ----------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  NOVEMBER 30, 2001




TAX-EXEMPT MONEY MARKET FUND--CONTINUED
--------------------------------------------------------------------------------
                                   FACE AMOUNT
                                     (000)    VALUE (000)
--------------------------------------------------------------------------------
NEW HAMPSHIRE (0.4%)
   New Hampshire State, Housing
     Finance Authority, Ser PT 348,
     RB (C) (D) (E)
     1.640%, 07/01/29              $  4,330    $    4,330
                                               ----------
NEW JERSEY (0.6%)
   New Jersey State, Ser PA 801,
     COP, FHLMC (C) (D)
     1.370%, 09/15/14                 7,300         7,300
                                               ----------
NEW YORK (1.1%)
   New York City, Municipal
     Water Financing Authority,
     Ser SGB-27, RB, FSA
     1.370%, 06/15/24                 9,000         9,000
   Southeast New York, Industrial
     Development Agency, Unilock
     New York Project, RB, AMT
     (C) (D) (E)
     1.650%, 12/01/12                 2,200         2,200
   Syracuse, Ser 207, RB, AMT,
     FGIC (C) (D)
     1.540%, 01/01/17                 1,425         1,425
                                               ----------
                                                   12,625
                                               ----------
NORTH CAROLINA (3.5%)
   Charlotte, Airport Authority,
     Ser A, RB, AMT, MBIA (C) (D)
     1.550%, 07/01/17                 4,100         4,100
   Cleveland County, Family
     YMCA, RB (C) (D) (E)
     1.600%, 08/01/18                 2,690         2,690
   Mecklenburg County, Public
     Improvement, Ser C,
     GO (C) (D)
     1.500%, 02/01/14                 5,000         5,000
   Mecklenburg County, Ser C,
     GO (C) (D)
     1.550%, 02/01/18                 8,850         8,850

--------------------------------------------------------------------------------
                                  FACE AMOUNT
                                     (000)      VALUE (000)
--------------------------------------------------------------------------------
NORTH CAROLINA -- CONTINUED
   North Carolina State, Educational
     Facilities Finance Agency,
     Guilford College, RB,
     MBIA (C) (D)
     1.600%, 05/01/24              $  2,200    $    2,200
   North Carolina State, Educational
     Facilities Finance Agency, Wake
     Forest University, RB (C) (D)
     1.500%, 01/01/18                 8,850         8,850
   North Carolina State, Medical Care
     Community Hospital, Lutheran
     Services for the Aging Project,
     RB (C) (D) (E)
     1.650%, 03/01/28                 8,135         8,135
                                               ----------
                                                   39,825
                                               ----------
OHIO (6.0%)
   Cincinnati, Student Loan Funding
     Authority, Ser A-2, RB, AMT
     (C) (D)
     1.600%, 08/01/10                29,300        29,300
   Cuyahoga County, Hospital
     Facilities Authority, Cleveland
     Clinic Foundation,
     Ser A, RB (C) (D)
     1.550%, 01/01/24                 5,800         5,800
   Ohio State, Air Quality
     Development Authority,
     JMG Limited Partnership,
     Ser A, RB, AMT (C) (D) (E)
     1.540%, 04/01/28                 3,000         3,000
   Ohio State, Environmental
     Improvement Authority,
     Newark Group Industries
     Project, RB, AMT (C) (D) (E)
     1.560%, 12/01/26                 4,455         4,455

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)




--------------------------------------------------------------------------------
                                 FACE AMOUNT
                                    (000)      VALUE (000)
--------------------------------------------------------------------------------
OHIO -- CONTINUED
   Ohio State, Higher Educational
     Facility Commission, Pooled
     Financing, RB (C) (D) (E)
     1.650%, 09/01/18              $  4,475    $    4,475
   Ohio State, Housing Finance
     Authority, RB (C) (D)
     1.590%, 03/01/07                12,280        12,280
   Warren County, Health Care
     Improvement, Otterbein
     Project, Ser A, RB (C) (D) (E)
     1.520%, 07/01/21                 8,840         8,840
                                               ----------
                                                   68,150
                                               ----------
PENNSYLVANIA (6.2%)
   Cambria County, Industrial
     Development Authority,
     Cambria Cogeneration Project,
     Ser A-1, RB, AMT (C) (D) (E)
     1.500%, 12/01/28                 7,125         7,125
   Delaware Valley, Regional Finance
     Authority, Ser B, RB (C) (D) (E)
     1.500%, 12/01/20                 8,100         8,100
   Emmaus, General Authority,
     RB, FSA (C) (D)
     1.550%, 12/01/28                45,000        45,000
   Pennsylvania State,
     Intergovernmental Cooperation
     Authority, Special Tax Revenue,
     Ser SG-67, RB, FGIC (C) (D)
     1.510%, 06/15/20                   630           630
   Philadelphia, Industrial
     Development Authority, Chemical
     Heritage Foundation Project,
     RB (C) (D) (E)
     1.550%, 07/01/27                 9,800         9,800
                                               ----------
                                                   70,655
                                               ----------
--------------------------------------------------------------------------------
                                  FACE AMOUNT
                                     (000)      VALUE (000)
--------------------------------------------------------------------------------
SOUTH CAROLINA (4.0%)
   Newberry County, Memorial
     Hospital Authority, RB
     (C) (D) (E)
     1.550%, 12/01/29              $ 10,000    $   10,000
   South Carolina State, Educational
     Facilities Authority, Newberry
     College Project, RB (C) (D) (E)
     1.600%, 08/01/22                 4,000         4,000
   South Carolina State, Housing
     Finance & Development
     Authority, Ser PT 1272, RB,
     FHLMC (C) (D)
     1.760%, 12/15/30                10,000        10,000
   South Carolina State, Jobs
     Economic Development
     Authority, Anderson Area
     YMCA Project, RB (C) (D) (E)
     1.650%, 11/01/24                 7,100         7,100
   South Carolina State, Jobs
     Economic Development
     Authority, Carolina Village,
     RB (C) (D) (E)
     1.600%, 02/01/22                 4,905         4,905
   South Carolina State, Jobs
     Economic Development
     Authority, Developmental
     Foundation Project,
     RB (C) (D) (E)
     1.600%, 12/01/10                 6,000         6,000
   University South Carolina,
     Development Foundation,
     RB (C) (D) (E)
     1.750%, 12/01/10                 4,000         4,000
                                               ----------
                                                   46,005
                                               ----------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  NOVEMBER 30, 2001




TAX-EXEMPT MONEY MARKET FUND--CONTINUED
--------------------------------------------------------------------------------
                                  FACE AMOUNT
                                     (000)    VALUE (000)
--------------------------------------------------------------------------------
TENNESSEE (1.1%)
   Covington, Industrial
     Development Board, Charms
     Project, RB, AMT (C) (D) (E)
     1.650%, 06/01/27              $  3,000    $    3,000
   Metropolitan Government
     Nashville & Davidson County,
     Eagle Trust, GO (C) (D)
     1.590%, 11/15/18                10,000        10,000
                                               ----------
                                                   13,000
                                               ----------
TEXAS (11.6%)
   Austin, Electric Utilities
     Systems, RB, FSA (C) (D)
     1.490%, 11/15/17                10,000        10,000
   Austin, Electric Utilities
     Systems, Ser G, AMBAC (C) (D)
     1.560%, 11/15/11                20,000        20,000
   Coastal Bend, Health Facilities
     Development Authority,
     Incarnate World Health
     Systems, Ser B, RB, AMBAC
     (C) (D)
     1.520%, 08/15/28                17,400        17,400
   Georgetown, Higher Education
     Finance Authority, Southwestern
     University Project, RB
     (C) (D) (E)
     1.450%, 10/01/14                 2,000         2,000
   Houston,  Airport System,
     Ser SG 149, RB, FSA (C) (D)
     1.640%, 07/01/28                17,500        17,500
   Houston, Higher Education
     Finance Authority, Rice
     University, Ser SG 139,
     RB (C) (D)
     1.560%, 11/15/29                 3,100         3,100
--------------------------------------------------------------------------------
                                  FACE AMOUNT
                                     (000)      VALUE (000)
--------------------------------------------------------------------------------
TEXAS -- CONTINUED
   Houston, Water & Sewer
     System Authority, Ser SG 78,
     RB (C) (D)
     1.560%, 12/01/25              $  8,835    $    8,835
   Pearland, Independent School
     District, Ser SG 106, GO
     1.560%, 02/15/22                 6,245         6,245
   South Texas, Higher Education
     Authority, RB, AMT, MBIA
     (C) (D)
     1.550%, 12/01/29                14,200        14,200
   Texas State, Eagle Trust,
     Ser 991301, GO (C) (D)
     1.590%, 06/01/25                 9,900         9,900
   Texas State, Lower Colorado
     River Authority, Merlots,
     Ser ZZZ, RB (C) (D)
     2.600%, 10/01/28                 3,500         3,500
   Texas State, TRAN
     3.750%, 08/29/02                20,000        20,189
                                               ----------
                                                  132,869
                                               ----------
VIRGINIA (5.8%)
   Ashland, Industrial Development
     Authority, Health & Community
     Services Facilities Authority,
     YMCA Greater Richmond
     Project, Ser A, RB (C) (D) (E)
     1.550%, 11/01/20                 1,100         1,100
   Fairfax County, Industrial
     Development Authority,
     Innovations Health Systems,
     RB (C) (D)
     1.440%, 01/01/30                11,000        11,000
   Front Royal & Warren County,
     Industrial Development
     Authority, Pen Tab Industries
     Project, RB, AMT (C) (D) (E)
     1.700%, 04/01/15                 2,500         2,500

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)


--------------------------------------------------------------------------------
                                   FACE AMOUNT
                                      (000)    VALUE (000)
--------------------------------------------------------------------------------
VIRGINIA -- CONTINUED
   Norfolk Virginia, Eagle Trust,
     Ser 944601, GO
     1.590%, 06/01/05              $ 17,400    $   17,400
   Peninsula Ports Authority,
     Dominion Term Project,
     Ser C, RB (C) (D) (E)
     1.400%, 07/01/16                 5,000         5,000
   Richmond, Public Utilities
     Authority, Ser A, RB (C) (D)
     1.650%, 06/30/03                21,400        21,400
   Richmond, Ser B, GO (C) (D)
     1.600%, 06/30/04                 4,350         4,350
   Suffolk, Industrial Development
     Authority, Lake Prince Center
     Project, RB (C) (D) (E)
     1.650%, 10/01/05                 4,000         4,000
                                               ----------
                                                   66,750
                                               ----------
WASHINGTON (3.5%)
   Seattle, Ser 348, GO (C) (D)
     1.690%, 12/15/28                 4,495         4,495
   Washington State, Public Power
     Supply System, Nuclear Power
     Project No.1, Ser 1A-1, RB
     (C) (D) (E)
     1.400%, 07/01/17                 4,340         4,340
   Washington State, Public Power
     Supply System, Nuclear P
     roject No. 2, Ser 2A-1,
     RB, MBIA (C) (D)
     1.450%, 07/01/12                 4,800         4,800
   Washington State, Public Power
     Supply System, Nuclear
     Project No. 3, Ser 3A-3,
     RB (C) (D) (E)
     1.450%, 07/01/18                11,215        11,215
   Washington State, Ser I-13, GO
     1.590%, 01/01/08                15,000        15,000
                                               ----------
                                                   39,850
                                               ----------
--------------------------------------------------------------------------------
                                  FACE AMOUNT
                                     (000)      VALUE (000)
--------------------------------------------------------------------------------
WEST VIRGINIA (0.8%)
   Marshall County, Pollution
     Control Authority, Allied-Signal
     Project, RB (C) (D)
     1.650%, 03/01/26              $  8,630    $    8,630
                                               ----------
WISCONSIN (1.4%)
   Appleton, Industrial Development
     Authority, Pro Lable Project, RB,
     AMT (C) (D) (E)
     1.900%, 11/01/12                   690           690
   Germantown, Industrial
     Development Authority, Speaker
     Project, RB, AMT (C) (D) (E)
     1.900%, 08/01/11                   745           745
   Holland, Industrial Development
     Authority, White Clover Dairy
     Project, RB, AMT (C) (D) (E)
     1.800%, 06/01/13                 1,330         1,330
   Oconomowoc, Industrial
     Development Authority, Quest
     Technologies Project, RB,
     AMT (C) (D) (E)
     1.800%, 05/01/18                 1,440         1,440
   Tax-Exempt Grantor Trust, IBM,
     Ser 1999-A, RB (C) (D)
     1.740%, 03/14/06                 1,340         1,340
   Wisconsin State, Health &
     Educational Facilities Authority,
     Felician Services Project,
     Ser A, AMBAC (C) (D)
     1.470%, 01/01/20                10,800        10,800
                                               ----------
                                                   16,345
                                               ----------
Total Municipal Bonds
     (Cost $1,151,275)                          1,151,275
                                               ----------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  NOVEMBER 30, 2001




TAX-EXEMPT MONEY MARKET FUND--CONCLUDED
--------------------------------------------------------------------------------

                                    SHARES     VALUE (000)
--------------------------------------------------------------------------------
CASH EQUIVALENT (0.1%)
   Financial Square Tax Free
     Portfolio                     1,792,313   $    1,792
                                               ----------
Total Cash Equivalent
     (Cost $1,792)                                  1,792
                                               ----------
Total Investments (100.9%)
   (Cost $1,153,067)                            1,153,067
                                               ----------
OTHER ASSETS AND LIABILITIES, NET (-0.9%)         (10,816)
                                               ----------
NET ASSETS:
Portfolio Shares of Trust Class
   (unlimited authorization -- no par
   value) based on 921,370,404 outstanding
   shares of beneficial interest                  921,371
Portfolio Shares of Investor Class
   (unlimited authorization -- no par
   value) based on 220,512,520 outstanding
   shares of beneficial interest                  220,512
Accumulated net realized gain
   on investments                                     368
                                               ----------
Total Net Assets (100.0%)                      $1,142,251
                                               ==========
Net Asset Value, Offering and Redemption
   Price Per Share -- Trust Class                   $1.00
                                               ==========
Net Asset Value, Offering and Redemption
   Price Per Share -- Investor Class                $1.00
                                               ==========


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 30.

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)




U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
--------------------------------------------------------------------------------
                                    FACE AMOUNT
                                      (000)      VALUE (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS (55.7%)
   FFCB (C)
     2.395%, 05/16/02              $ 50,000    $   49,999
     2.405%, 05/28/02                20,000        20,000
   FHLB (C)
     2.375%, 02/14/02                25,000        25,000
   FHLB (C) (G)
     2.105%, 11/27/02                50,000        50,000
   FHLMC
     3.370%, 08/15/02                30,000        29,278
     2.620%, 10/11/02                22,000        22,000
     2.500%, 12/05/02                25,000        25,000
   FHLMC (C)
     2.255%, 07/11/02                50,000        50,000
   FHLMC (G)
     2.500%, 12/12/02                50,000        50,000
   FHLMC (H)
     3.395%, 06/24/02                25,000        24,517
   FNMA
     3.900%, 03/05/02                25,000        24,746
     3.900%, 04/05/02                25,000        24,689
     3.580%, 04/16/02                20,000        19,730
     2.120%, 10/18/02                25,000        24,527
   FNMA (C)
     2.360%, 02/12/02                35,000        35,000
     2.090%, 05/13/02                20,000        20,000
     2.255%, 07/24/02                40,000        40,000
   FNMA (H)
     3.340%, 07/12/02                35,000        34,276
   SLMA (C)
     2.395%, 05/08/02                30,000        29,992
                                               ----------
Total U.S. Government Agency Obligations
     (Cost $598,754)                              598,754
                                               ----------


--------------------------------------------------------------------------------
                                  SHARES/FACE
                                 AMOUNT(000)  VALUE (000)
--------------------------------------------------------------------------------
CASH EQUIVALENTS (9.0%)
   Financial Square Government
     Portfolio                     48,000,000  $   48,000
   SEI Daily Income Trust
     Government Fund               48,000,000      48,000
                                               ----------
Total Cash Equivalents
     (Cost $96,000)                                96,000
                                               ----------
REPURCHASE AGREEMENTS (41.6%)
   JP Morgan
     2.095%, dated 11/30/01, matures
     12/03/01, repurchase price
     $38,466,986 (collateralized by
     U.S. Government obligations:
     total market value
     $39,615,853) (B)                 $38,460      38,460
   Lehman Brothers
     2.035%, dated 11/30/01, matures
     12/03/01, repurchase price
     $31,883,829 (collateralized by
     U.S. Government obligations:
     total market value
     $32,515,743) (B)                  31,878      31,878
   Merrill Lynch
     2.085%, dated 11/30/01, matures
     12/03/01, repurchase price
     $123,118,373 (collateralized by
     U.S. Government obligations:
     total market value
     $125,562,791) (B)                123,097     123,097
   Paribas
     2.105%, dated 11/30/01, matures
     12/03/01, repurchase price
     $40,015,057 (collateralized by
     U.S. Government obligations:
     total market value
     $40,800,667) (B)                  40,008      40,008

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  NOVEMBER 30, 2001




U.S. GOVERNMENT SECURITIES MONEY MARKET FUND--CONCLUDED
--------------------------------------------------------------------------------
                                   FACE AMOUNT
                                      (000)    VALUE (000)
--------------------------------------------------------------------------------
 REPURCHASE AGREEMENTS--CONTINUED
  Salomon Smith Barney
     2.075%, dated 11/30/01, matures
     12/03/01, repurchase price
     $38,983,806 (collateralized by
     U.S. Government obligations:
     total market value
     $39,766,849) (B)              $ 38,977    $   38,977
   UBS Warburg
     2.125%, dated 11/30/01, matures
     12/03/01, repurchase price
     $174,650,358 (collateralized by
     U.S. Government obligations:
     total market value
      $178,113,045) (B)             174,620       174,620
                                               ----------
Total Repurchase Agreements
     (Cost $447,040)                              447,040
                                               ----------
Total Investments (106.3%)
   (Cost $1,141,794)                            1,141,794
                                               ----------
OTHER ASSETS AND LIABILITIES, NET (-6.3%)
   Securities Purchased Payable                   (75,880)
   Other Assets and Liabilities, Net                8,619
                                               ----------
Total Other Assets and Liabilities                (67,261)
                                               ----------


--------------------------------------------------------------------------------

                                                VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Shares of Trust Class
   (unlimited authorization -- no par
   value) based on 834,865,641 outstanding
   shares of beneficial interest                $ 834,865
Portfolio Shares of Investor Class
   (unlimited authorization -- no par
   value) based on 239,683,984 outstanding
   shares of beneficial interest                  239,684
Accumulated net realized loss
   on investments                                     (16)
                                               ----------
Total Net Assets (100.0%)                      $1,074,533
                                               ==========
Net Asset Value, Offering and Redemption
   Price Per Share -- Trust Class                   $1.00
                                               ==========
Net Asset Value, Offering and Redemption
   Price Per Share -- Investor Class                $1.00
                                               ==========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 30.

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)




U.S. TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------
                                    SHARES/FACE
                                    AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS (17.8%)
   U.S. Treasury Notes
     6.625%, 05/31/02                 $50,000   $  50,622
     5.625%, 11/30/02                  95,000      98,092
                                                ---------
Total U.S. Treasury Obligations
     (Cost $148,714)                              148,714
                                                ---------

CASH EQUIVALENTS (9.6%)
   AIM Institutional Treasury Fund 40,000,000      40,000
   Dreyfus Treasury Prime Cash
     Management Class A            40,000,000      40,000
                                                ---------
Total Cash Equivalents
     (Cost $80,000)                                80,000
                                                ---------
REPURCHASE AGREEMENTS (72.8%)
   Deutsche
     2.075%, dated 11/30/01, matures
     12/03/01, repurchase price
     $40,011,451 (collateralized by
     U.S. Government obligations:
     total market value
     $40,804,630) (B)                $ 40,005      40,005
   Dresdner
     2.005%, dated 11/30/01, matures
     12/03/01, repurchase price
     $202,573,240 (collateralized by
     U.S. Government obligations:
     total market value
     $206,594,526) (B)                202,539     202,540
   JP Morgan
     2.055%, dated 11/30/01, matures
     12/03/01, repurchase price
     $39,060,751 (collateralized by
     U.S. Government obligations:
     total market value
     $39,836,252) (B)                  39,054      39,054

--------------------------------------------------------------------------------
                                   FACE AMOUNT
                                      (000)    VALUE (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- CONTINUED
   Lehman Brothers
     2.015%, dated 11/30/01, matures
     12/03/01, repurchase price
     $20,004,486 (collateralized by
     U.S. Government obligations:
     total market value
     $20,405,406) (B)                 $20,001    $ 20,001
   Merrill Lynch
     2.055%, dated 11/30/01, matures
     12/03/01, repurchase price
     $41,005,315 (collateralized by
     U.S. Government obligations:
     total market value
     $41,819,980) (B)                  40,998      40,998
   Paribas
     2.055%, dated 11/30/01, matures
     12/03/01, repurchase price
     $40,009,117 (collateralized by
     U.S. Government obligations:
     total market value
      $40,800,667) (B)                 40,002      40,002
   Salomon Smith Barney
     2.035%, dated 11/30/01, matures
     12/03/01, repurchase price
     $40,009,039 (collateralized by
     U.S. Government obligations:
     total market value
     $40,820,233) (B)                  40,002      40,002
   UBS Warburg
     2.065%, dated 11/30/01, matures
     12/03/01, repurchase price
     $185,791,783 (collateralized by
     U.S. Government obligations:
     total market value
     $189,478,049) (B)                185,760     185,760
                                                ---------
Total Repurchase Agreements
     (Cost $608,362)                              608,362
                                                ---------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  NOVEMBER 30, 2001




U.S. TREASURY MONEY MARKET FUND--CONCLUDED
--------------------------------------------------------------------------------

                                                VALUE (000)
--------------------------------------------------------------------------------
Total Investments (100.2%)
   (Cost $837,076)                               $837,076
                                                ---------
OTHER ASSETS AND LIABILITIES, NET (-0.2%)          (1,551)
                                                ---------
NET ASSETS:
Portfolio Shares of Trust Class
   (unlimited authorization -- no par
   value) based on 835,220,166 outstanding
   shares of beneficial interest                  835,220
Accumulated net realized gain
   on investments                                     305
                                                ---------
Total Net Assets (100.0%)                        $835,525
                                                =========

Net Asset Value, Offering and Redemption
   Price Per Share -- Trust Class                   $1.00
                                                =========



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 30.

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)




VIRGINIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------
                                   FACE AMOUNT
                                      (000)     VALUE (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS (98.3%)
VIRGINIA (98.3%)
   Albemarle County, Industrial
     Development Authority,
     Eldercare Gardens Project,
     RB (C) (D) (E)
     1.600%, 12/01/05               $ 2,445       $ 2,445
   Albemarle County, Industrial
     Development Authority,
     University of Virginia Health
     Services Project,
     RB (C) (D) (E)
     1.550%, 10/01/22                 6,520         6,520
   Alexandria, Industrial
     Development Authority,
     Alexandria County Day
     School, RB (C) (D) (E)
     1.600%, 06/01/25                 4,500         4,500
   Alexandria, Industrial
     Development Authority,
     American Red Cross
     Project, RB (C) (D) (E)
     1.600%, 01/01/09                 3,690         3,690
   Alexandria, Industrial
     Development Authority,
     Association For Supervision &
     Currency Project,
     RB (C) (D) (E)
     1.550%, 07/01/23                 1,635         1,635
   Alexandria, Industrial
     Development Authority,
     Pooled Loan Program,
     Sub-Ser A, RB (C) (D) (E)
     1.600%, 07/01/26                 3,245         3,245
   Alexandria, Redevelopment &
     Housing Authority, Multi-
     Family Housing Project,
     Ser PT 1251, RB (C) (D)
     1.790%, 12/01/29                 3,000         3,000

--------------------------------------------------------------------------------
                                   FACE AMOUNT
                                      (000)    VALUE (000)
--------------------------------------------------------------------------------
VIRGINIA -- CONTINUED
   Amelia County, Industrial
     Development Authority,
     Chambers Waste Systems
     Project, RB, AMT (C) (D) (E)
     1.650%, 07/01/07                $  750        $  750
   Arlington County, Ballston Public
     Parking Project, RB (C) (D) (E)
     1.550%, 08/01/17                 7,450         7,450
   Arlington County, Industrial
     Development Authority, Multi-
     Family Housing Authority,
     Arna Valley View Apartments
     Project, RB, AMT (C) (D) (E)
     1.600%, 08/01/32                 1,350         1,350
   Ashland, Industrial Development
     Authority, Health &
     Community Services Facilities
     Authority, YMCA Greater
     Richmond Project, Ser A,
     RB (C) (D) (E)
     1.550%, 11/01/20                 9,165         9,165
   Ashland, Industrial Development
     Authority, Interflex Group
     Project, RB, AMT (C) (D) (E)
     1.700%, 07/01/19                 6,000         6,000
   Chesapeake Bay, Bridge & Tunnel
     Community District Authority,
     General Resolution Project,
     RB, MBIA (C) (D)
     1.590%, 07/01/25                 6,755         6,755
   Chesterfield County, Industrial
     Development Authority,
     Allied-Signal Project,
     RB (C) (D)
     1.700%, 08/01/09                 3,000         3,000
   Clark County, Industrial
     Development Authority,
     Winchester Medical Center
     Project, RB, FSA (C) (D)
     1.700%, 01/01/30                10,000        10,000

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  NOVEMBER 30, 2001




VIRGINIA TAX-FREE MONEY MARKET FUND--CONTINUED
--------------------------------------------------------------------------------
                                 FACE AMOUNT
                                    (000)      VALUE (000)
--------------------------------------------------------------------------------
VIRGINIA -- CONTINUED
   Commonwealth of Virginia,
     Ser 1994  (C) (D)
     1.590%, 06/01/21               $ 5,000       $ 5,000
   Culpeper, Industrial Development
     Authority, Residential Care
     Facility, Virginia Baptist
     Homes, RB, (C) (D) (E)
     1.550%, 08/01/30                10,000        10,000
   Fairfax County, Economic
     Development Authority,
     Cable Access Recovery,
     Ser A, RB (C) (D) (E)
     1.650%, 05/01/25                 1,445         1,445
   Fairfax County, Economic
     Development Authority, Flint
     Hill School Project,
     RB (C) (D) (E)
     1.700%, 09/01/21                 4,985         4,985
   Fairfax County, Economic
     Development Authority,
     Merlots, Ser A35, RB (C) (D)
     1.720%, 02/01/04                 8,055         8,055
   Fairfax County, Economic
     Development Authority,
     Ser PT 489, RB, AMT,
     AMBAC (C) (D)
     1.570%, 02/01/04                 3,320         3,320
   Fairfax County, Industrial
     Development Authority,
     Fairfax Hospital Project,
     Ser A, RB (C) (D)
     1.440%, 10/01/25                 4,900         4,900
   Fairfax County, Industrial
     Development Authority,
     Fairfax Hospital Project,
     Ser B, RB (C) (D)
     1.440%, 10/01/25                 9,300         9,300
   Fairfax County, Industrial
     Development Authority, Inova
     Services Project, Ser A,
     RB (C) (D)
     1.440%, 01/15/22                 2,000         2,000

--------------------------------------------------------------------------------
                                   FACE AMOUNT
                                      (000)    VALUE (000)
--------------------------------------------------------------------------------
VIRGINIA -- CONTINUED
   Fairfax County, Ser 392,
     COP (C) (D)
     1.570%, 04/15/32               $14,485      $ 14,485
   Fairfax County, Water
     Authority, RB
     1.540%, 04/01/30                 7,850         7,850
   Greenville County, Industrial
     Development Authority,
     Blue Ridge School, RB (C) (D)
     1.600%, 06/01/26                 3,000         3,000
   Hampton, Public Improvement
     Bond, Ser PA 876, RB (C) (D)
     1.560%, 01/15/13                 6,500         6,500
   Hampton, Redevelopment &
     Housing Authority, Multi-
     Family Housing, Avalon Pointe
     Project, RB, AMT, FNMA (C) (D)
     1.500%, 06/15/26                 2,700         2,700
   Hampton, Redevlopment &
     Housing Authority, Multi-
     Family Housing, Avalon At
     Hampton Inn Project,
      Ser A, RB, (C) (D) (E)
     1.450%, 06/15/26                 2,750         2,750
   Hanover County, Industiral
     Development Authority,
     Covenant Woods Project,
     RB (C) (D) (E)
     1.650%, 07/01/29                15,000        15,000
   Henrico County, Industrial
     Developement Authority,
     Health Facilities, Hermitage
     Project, RB (C) (D) (E)
     1.600%, 08/01/23                 6,000         6,000
   Louisa County, Industrial
     Development Authority,
     Pooled Financing, RB (C) (D) (E)
     1.600%, 01/01/20                 2,400         2,400

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)


--------------------------------------------------------------------------------
                                  FACE AMOUNT
                                     (000)      VALUE (000)
--------------------------------------------------------------------------------
VIRGINIA -- CONTINUED
   Lynchburg, Industrial
     Development Authority,
     Aerofin Project, RB,
     AMT (C) (D) (E)
     1.700%, 03/01/29               $ 2,075       $ 2,075
   Lynchburg, Industrial
     Development Authority,
     Educational Facilities,
     Randolph Macon Project,
     RB (C) (D) (E)
     1.550%, 09/01/23                 8,000         8,000
   Newport News, Redevelopment
     & Housing Authority,
     Ser PA 152, RB (C) (D)
     1.690%, 01/01/05                 2,970         2,970
   Norfolk, Eagle Ser 944601, GO
     1.590%, 06/01/05                 5,000         5,000
   Norfolk, GO, FGIC
     5.000%, 07/01/02                 1,040         1,053
   Norfolk, Industrial
     Development Authority,
     Children's Hospital Facilities
     Project, RB (C) (D) (E)
     1.600%, 06/01/20                15,300        15,300
   Norfolk, Redevelopment &
     Housing Authority, East
     Ocean View Property Project,
     RB (C) (D) (E)
     1.600%, 09/01/09                 6,345         6,345
   Peninsula, Ports Authority,
     Dominion Term Project,
     Ser C, RB (C) (D) (E)
     1.400%, 07/01/16                 6,700         6,700
   Portsmouth, Industrial
     Development Authority,
     Fairwood Homes Project,
     Ser A, RB (C) (D) (E)
     1.600%, 11/01/27                 2,805         2,805

--------------------------------------------------------------------------------
                                   FACE AMOUNT
                                      (000)    VALUE (000)
--------------------------------------------------------------------------------
VIRGINIA -- CONTINUED
   Prince Edward County,
     Industrial Development
     Authority, Eldercare of
     Virginia, RB (C) (D) (E)
     1.600%, 08/01/05               $ 2,050       $ 2,050
   Prince George County,
     Industrial Development
     Authority, Metropolitian Span
      Project, RB, AMT (C) (D) (E)
     1.800%, 09/01/19                 3,900         3,900
   Richmond, Public Utilities
     Authority, Ser A, RB (C) (D)
     1.650%, 06/30/03                 6,500         6,500
   Richmond, Redevelopment &
     Multi-Family Housing
     Authority, Belmont Apartments
     Project, RB (C) (D) (E)
     1.550%, 04/01/07                 1,960         1,960
   Richmond, Redevelopment &
     Multi-Family Housing
     Authority, Ser PT-1022,
     RB (C) (D)
     1.690%, 11/01/29                12,772        12,772
   Richmond, Ser B, GO (C) (D)
     1.600%, 06/30/04                 9,000         9,000
   Roanoke, Industrial Development
     Authority, Hollins University
     Project, RB (C) (D) (E)
     1.550%, 05/01/15                 5,500         5,500
   Roanoke, Industrial Development
     Authority, Roanoke Memorial
     Hospital Project, Ser C,
     RB (C) (D)
     1.600%, 07/01/19                 1,475         1,475
   Roanoke, Redevelopment &
     Multi-Family Housing
     Authority, Stepping Stone
     Apartments Project,
     RB, AMT (C) (D)
     2.100%, 04/01/40                 2,000         2,000

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  NOVEMBER 30, 2001




VIRGINIA TAX-FREE MONEY MARKET FUND--CONCLUDED
--------------------------------------------------------------------------------
                                    FACE AMOUNT
                                      (000)    VALUE (000)
--------------------------------------------------------------------------------
VIRGINIA -- CONTINUED
   Rockingham County, Industrial
     Development Authority,
     Sunnyside Presbyterian Project,
     RB (C) (D) (E)
     1.600%, 12/31/26               $ 7,000       $ 7,000
   Staunton, Industrial Development
     Authority, Diebold-Staunton
     Project, RB (C) (D) (E)
     1.650%, 04/01/17                   530           530
   Suffolk, Industrial Development
     Authority, Lake Prince Center
     Project, RB (C) (D) (E)
     1.650%, 10/01/05                 6,000         6,000
   Virginia Beach, Development &
     Mutli-Family Housing
     Authority, Ser PT 1213,
     RB (C) (D)
     1.790%, 10/15/41                 1,000         1,000
   Virginia Beach, Development
     Authority, Westminster-
     Canterbury Project,
     Ser B, RB (C) (D) (E)
     1.550%, 11/01/06                 1,200         1,200
   Virginia Beach, Industrial
     Development Authority, Ocean
     Ranch Project, RB (C) (D) (E)
     1.600%, 07/01/17                 1,615         1,615
   Virginia Beach, Public
     Improvement, GO
     3.000%, 06/01/02                 2,425         2,429
   Virginia State, Commonwealth
     Transportation Board Authority,
     Ser SG 134, RB (C) (D)
     1.560%, 05/15/22                 2,600         2,600
   Virginia State, GO
     5.000%, 06/01/02                   500           505

--------------------------------------------------------------------------------
                                   FACE AMOUNT
                                      (000)    VALUE (000)
--------------------------------------------------------------------------------
VIRGINIA -- CONTINUED
   Virginia State, Housing
     Development Authority,
     Commonwealth Merlots Project,
     Ser CC, RB (C) (D) (E)
     1.720%, 07/01/28                $  175        $  175
   Virginia State, Housing
     Development Authority,
     Ser PA 818R, RB (C) (D)
     1.560%, 07/01/18                 2,900         2,900
   Virginia State, Port Authority,
     Ser SG 111, RB (C) (D)
     1.570%, 07/01/24                14,600        14,600
   Virginia State, Public Building
     Authority, Ser II-R-84,
     RB (C) (D)
     1.590%, 08/01/03                 2,750         2,750
   Virginia State, Public School
     Authority, Improvements
     Project, Ser 11, RB (C) (D)
     1.590%, 08/01/16                11,000        11,000
   Virginia State, Public School
     Authority, Ser 431, RB (C) (D)
     1.510%, 08/01/06                 2,000         2,000
   Virginia State, Resource
     Authority, Clean Water,
     Ser PA 790, RB (C) (D)
     1.560%, 10/01/16                 3,800         3,800
   Virginia State, Small Business
     Financing Authority, Clark
     County Industrial
     Development Project, RB,
     AMT (C) (D) (E)
     1.750%, 07/01/25                 1,865         1,865
   Virginia State, Transportation
     Board Authority, Eagle Trust,
     Ser 994601, RB (C) (D)
     1.590%, 05/15/19                10,560        10,560

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)


--------------------------------------------------------------------------------
                                  SHARES/FACE
                                  AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
VIRGINIA -- CONTINUED
   Williamsburg, Industrial
     Development Authority,
     Colonial Williamsburg
     Museum Foundation Project,
     RB (C) (D) (E)
     2.000%, 12/01/18                $  600      $    600
                                                 --------
                                                  347,729
                                                 --------
Total Municipal Bonds
     (Cost $347,729)                              347,729
                                                 --------

CASH EQUIVALENT (0.2%)
   Federated Virginia Municipal
     Cash Trust                     645,590           646
                                                 --------
Total Cash Equivalent
     (Cost $646)                                      646
                                                 --------
Total Investments (98.5%)
   (Cost $348,375)                                348,375
                                                 --------
OTHER ASSETS AND LIABILITIES, NET (1.5%)            5,425
                                                 --------

--------------------------------------------------------------------------------

                                                VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Shares of Trust Class
   (unlimited authorization -- no par
   value) based on 245,888,760 outstanding
   shares of beneficial interest                 $245,882
Portfolio Shares of Investor Class
   (unlimited authorization -- no par
   value) based on 107,859,399 outstanding
   shares of beneficial interest                  107,866
Accumulated net realized gain
   on investments                                      52
                                                 --------
Total Net Assets (100.0%)                        $353,800
                                                 ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Trust Class                   $1.00
                                                 ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Investor Class                $1.00
                                                 ========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 30.

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)




                          KEY TO ABBREVIATIONS USED IN
                          THE STATEMENTS OF NET ASSETS



AMBAC       Security insured by the American Municipal Bond Assurance
            Corporation
AMT         Alternative Minimum Tax
Cl          Class
COP         Certificate of Participation
FFCB        Federal Farm Credit Bank
FGIC        Security insured by the Financial Guaranty Insurance Company
FHA         Security insured by the Federal Housing Authority
FHLB        Federal Home Loan Bank
FHLMC       Federal Home Loan Mortgage Corporation
FNMA        Federal National Mortgage Association
FSA         Security insured by Financial Securities Assurance
GO          General Obligation
MBIA        Security insured by the Municipal Bond Insurance Association
MTN         Medium Term Note

RB          Revenue Bond
Ser         Series
SLMA        Student Loan Marketing Association
TRAN        Tax and Revenue Anticipation Note
(A)         Private Placement Security
(B)         Tri-Party Repurchase Agreement
(C)         Adjustable Rate Security. The rate reported on the Statement of Net Assets is the rate in effect on November 30, 2001.
(D)         Optional tender features give these securities a shorter effective maturity date.
(E)         Securities are held in connection with a letter of credit issued by a major bank.
(F)         Zero Coupon Security.
(G)         Security purchased on a when-issued basis.
(H)         Rate shown is the discount yield at date of purchase.


STATEMENTS OF OPERATIONS (000)
---------------------------------------------------------------------------------------------------------------------------
STI CLASSIC FUNDS FOR THE SIX MONTH PERIOD ENDED NOVEMBER 30, 2001                                       (UNAUDITED)


                                                                  TAX-EXEMPT       U.S. GOVERNMENT                        VIRGINIA
                                              PRIME QUALITY          MONEY           SECURITIES      U.S. TREASURY        TAX-FREE
                                              MONEY MARKET          MARKET          MONEY MARKET         MONEY          MONEY MARKET
                                                  FUND               FUND               FUND          MARKET FUND           FUND
                                              -------------      ------------     ---------------   --------------      ------------
                                                06/01/01-          06/01/01-         06/01/01-         06/01/01-          06/01/01-
                                                11/30/01           11/30/01           11/30/01         11/30/01           11/30/01
                                               ----------         ----------         ---------         ---------          ---------
Interest Income ............................   $102,566            $15,201            $17,797          $13,197             $4,311
                                               --------            -------            -------          -------             ------
Expenses:
   Investment Advisory Fees ................     18,601              3,570              3,270            2,686                729
   Administrator Fees ......................      1,986                451                349              287                127
   Transfer Agent Fees -- Trust Shares .....         12                  8                  8                8                  8
   Transfer Agent Fees -- Investor Shares ..         16                  7                  8               --                  6
   Transfer Agent Fees -- Flex Shares ......          8                 --                 --               --                 --
   Transfer Agent Out of Pocket Expenses ...        163                 33                 26               22                  9
   Printing Expenses .......................        143                 33                 25               21                  9
   Custody Fees ............................         72                 16                 13               10                  5
   Professional Fees .......................        114                 26                 20               15                  7
   Trustee Fees ............................         29                  6                  5                4                  2
   Registration Fees .......................        153                 29                 19               16                  5
   Distribution Fees -- Investor Shares ....      1,950                179                175               --                195
   Distribution Fees -- Flex Shares ........         20                 --                 --               --                 --
   Insurance and Other Fees ................          6                  4                  3               --                 --
                                               --------            -------            -------          -------             ------
   Total Expenses ..........................     23,273              4,362              3,921            3,069              1,102
                                               --------            -------            -------          -------             ------
   Less: Investment Advisory
Fees Waived ................................     (3,148)              (642)              (453)            (372)                --
        Distribution Fees Waived--
Investor Shares ............................       (242)               (35)               (31)              --               (113)
        Distribution Fees Waived--
Flex Shares ................................         (4)                --                 --               --                 --
                                               --------            -------            -------          -------             ------
   Net Expenses ............................     19,879              3,685              3,437            2,697                989
                                               --------            -------            -------          -------             ------
Net Investment Income ......................     82,687             11,516             14,360           10,500              3,322
                                               --------            -------            -------          -------             ------
Net Realized Gain on
   Securities Sold .........................         60                361                 --              304                 79
                                               --------            -------            -------          -------             ------
Net Increase in Net Assets
   from Operations .........................   $ 87,747            $11,877            $14,360          $10,804             $3,401
                                               ========            =======            =======          =======             ======

Amounts designated as "--" are either $0 or round to $0.




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


STATEMENTS OF CHANGES IN NET ASSETS (000)
--------------------------------------------------------------------------------------
STI CLASSIC FUNDS FOR THE PERIOD ENDED NOVEMBER 30, 2001 (UNAUDITED) AND THE
YEAR ENDED MAY 31, 2001



                                        PRIME QUALITY                 TAX-EXEMPT
                                    MONEY MARKET FUND            MONEY MARKET FUND
                                 -------------------------    -----------------------
                                   06/01/01-      06/01/00-     06/01/01 -   06/01/00 -
                                   11/30/01       05/31/01       11/30/01    05/31/01
                                   ----------    ---------     ----------   ---------
Operations:
  Net Investment Income ...........$   82,687  $  286,100     $   11,516  $   35,406
  Net Realized Gain on Investments.        60         775            361          42
                                   ----------  ----------     -----------  ----------
  Increase in Net Assets
         from Operations ..........    82,747     286,875         11,877      35,448
                                   ----------  ----------     ----------  ----------
Distributions to Shareholders:
  Net Investment Income:
    Trust Shares ..................   (55,505)   (193,862)        (9,524)    (29,616)
    Investor Shares ...............   (27,150)    (92,112)        (1,992)     (5,784)
    Flex Shares....................       (51)       (147)            --          --
                                   ----------  ----------     ----------  ----------
  Total Distributions .............   (82,706)   (286,121)       (11,516)    (35,400)
                                   ----------  ----------     ----------  ----------
Capital Transactions (1):
  Trust Shares:
    Proceeds from Shares Issued ... 1,762,069   5,592,971        372,000   1,434,739
    Reinvestment of Cash
    Distributions                       3,975      11,579             --          --
    Cost of Shares Redeemed .......(1,654,723) (5,187,969)      (530,983) (1,110,272)
                                   ----------  ----------     ----------  ----------
  Increase (Decrease) in Net
   Assets From Trust Share
   Transactions ...................   111,321     416,581       (158,983)    324,467
                                   ----------  ----------     ----------  ----------
Investor Shares:
    Proceeds from Shares Issued ..    668,233   1,478,536         78,293     317,900
    Reinvestment of Cash Distributions             27,088         91,917  1,9895,768
    Cost of Shares Redeemed .......  (653,028)   (955,990)      (116,665)   (192,285)
                                   ----------  ----------     ----------  ----------
  Increase (Decrease) in Net Assets
   From Investor Share Transactions    42,293     614,463        (36,383)   131,383
                                   ----------  ----------     ----------  ----------
Flex Shares:
    Proceeds from Shares Issued ...     4,451      14,830             --          --
    Reinvestment of Cash
    Distributions Cost of                  48         127             --          --
    Shares Redeemed .......            (1,823)    (14,351)            --          --
                                   ----------  ----------     ----------  ----------
  Increase in Net Assets From
        Flex Share Transactions ...     2,676         606             --          --
                                   ----------  ----------     ----------  ----------
    Increase (Decrease) in Net Assets
        From Share Transactions ...   156,290   1,031,650       (195,366)    455,850
                                   ----------  ----------     ----------  ----------
      Total Increase (Decrease) in
           Net Assets..............   156,331   1,032,404       (195,005)    455,898
                                   ----------  ----------     ----------  ----------
Net Assets:
  Beginning of Period ............. 5,659,731   4,627,327      1,337,256     881,358
                                   ----------  ----------     ----------  ----------
  End of Period ...................$5,816,062  $5,659,731     $1,142,251  $1,337,256
                                   ==========  ==========     ==========  ==========










           U.S. GOVERNMENT
              SECURITIES                          U.S. TREASURY                 VIRGINIA TAX-FREE
           MONEY MARKET FUND                    MONEY MARKET FUND               MONEY MARKET FUND
   -------------------------------      -------------------------------    ---------------------------
    06/01/01 -         06/01/00 -        06/01/01 -          06/01/00 -    06/01/01 -     06/01/00 -
     11/30/01           05/31/01          11/30/01            05/31/01      11/30/01       05/31/01
   -----------        ------------      -----------          ----------    ----------     -----------

$    14,360          $   38,210        $  10,500         $   40,758         $ 3,322        $  9,400
        --                   12              304                  1              79              --
----------           ----------        ---------         ----------         --------       ---------

    14,360               38,222           10,804              40,759           3,401           9,400
----------           ----------        ---------          ----------        --------       ---------


   (11,599)             (33,127)         (10,500)            (40,755)         (2,510)         (7,214)
    (2,762)              (5,383)              --                  --            (812)         (2,175)
        --                   --               --                  --              --              --
----------           ----------        ---------          ----------        --------       ---------
   (14,361)             (38,510)         (10,500)            (40,755)         (3,322)         (9,389)
----------           ----------        ---------          ----------        --------       ---------


   542,800            1,008,862          847,618           1,473,422         215,343         341,429
     1,837                6,639                6                  33              75             173
  (515,037)            (678,561)        (746,171)         (1,462,968)       (195,754)       (360,665)
----------           ----------        ---------          ----------        --------       ---------

    29,600              336,940          101,453              10,487          19,664         (19,063)
----------           ----------        ---------          ----------        --------       ---------

   330,519              327,362               --                  --          75,577         136,491
     2,729                5,304               --                  --             812           2,175
  (251,686)            (253,825)              --                  --         (61,524)       (108,543)
----------           ----------        ---------          ----------        --------       ---------

    81,562               78,841               --                  --          14,865          30,123
----------           ----------        ---------          ----------        --------       ---------

       --                    --               --                  --              --              --
       --                    --               --                  --              --              --
       --                    --               --                  --              --              --
----------           ----------        ---------          ----------        --------       ---------

       --                    --               --                  --              --              --
----------           ----------        ---------          ----------        --------       ---------

   111,162              415,781          101,453              10,487          34,529          11,060
----------           ----------        ---------          ----------        --------       ---------

   111,161              415,493          101,757              10,491          34,608          11,071
----------           ----------        ---------          ----------        --------       ---------

   963,372              547,879          733,768             723,277         319,192         308,121
----------           ----------        ---------          ----------        --------       ---------
$1,074,533           $  963,372        $ 835,525          $  733,768        $353,800       $ 319,192
==========           ==========        =========          ==========        ========       =========




  Amounts designated as "--" are either $0 or round to $0.


---------------------------------------------------------------------------------------------------------------------------





                                                PRIME QUALITY                        TAX-EXEMPT
                                              MONEY MARKET FUND                  MONEY MARKET FUND
                                      ------------------------------        -----------------------------
                                       06/01/01 -         06/01/00 -        06/01/01 -        06/01/00 -
                                        11/30/01           05/31/01          11/30/01          05/31/01
                                      -----------        -----------        ----------       ------------
(1) Shares Issued and Redeemed:
  Trust Shares:
    Shares Issued ................      1,762,069       5,592,919           372,000          1,434,739
    Shares Issued in Lieu of
             Cash Distributions ..          3,975          11,579                --                 --
    Shares Redeemed ..............     (1,654,723)     (5,187,969)         (530,983)        (1,110,272)
                                      -----------     -----------         ---------         ----------
    Net Trust Share Transactions .        111,321         416,529          (158,983)           324,467
                                      -----------     -----------         ---------         ----------
  Investor Shares:
    Shares Issued ................        668,233       1,478,512            78,293            317,900
    Shares Issued in Lieu
              of Cash Distributions        27,088          91,917             1,989              5,768
    Shares Redeemed ..............       (653,028)       (955,990)         (116,665)          (192,285)
                                      -----------     -----------         ---------         ----------
    Net Investor Share Transactions        42,293         614,439           (36,383)           131,383
                                      -----------     -----------         ---------         ----------

  Flex Shares:
    Shares Issued.................          4,451          14,829                --                 --
    Shares Issued in Lieu of Cash
             Distributions........             48             127                --                 --
    Shares Redeemed...............         (1,823)        (14,351)               --                 --
                                      -----------     -----------         ---------         ----------
    Net Flex Share Transactions...          2,676             605                --                 --
                                      -----------     -----------         ---------         ----------
    Net Change in Capital Shares .        156,290       1,031,573          (195,366)           455,850
                                      ===========     ===========         =========         ==========


        U.S. GOVERNMENT
          SECURITIES                  U.S. TREASURY                  VIRGINIA TAX-FREE
       MONEY MARKET FUND            MONEY MARKET FUND                MONEY MARKET FUND
--------------------------  -----------------------------      -----------------------------
 06/01/01 -      06/01/00 -   06/01/01 -        06/01/00 -      06/01/01 -        06/01/00 -
 11/30/01        05/31/01     11/30/01          05/31/01        11/30/01          05/31/01
----------      ----------  -----------       -----------     ------------------------------
  542,800      1,008,862       847,618          1,473,337        215,343           341,412

    1,837          6,639             6                 33             75               173
 (515,037)      (678,560)     (746,171)        (1,462,968)      (195,754)         (360,665)
 --------     ----------     ---------         ----------       --------         ---------
   29,600        336,941       101,453             10,402         19,664           (19,080)
 --------     ----------     ---------         ----------       --------         ---------

  330,519        327,361            --                 --         75,577           136,485

    2,729          5,305            --                 --            812             2,175
 (251,686)      (253,825)           --                 --        (61,524)         (108,543)
 --------     ----------     ---------         ----------       --------         ---------
   81,562         78,841            --                 --         14,865            30,117
 --------     ----------     ---------         ----------       --------         ---------


       --             --            --                 --             --               --

       --             --            --                 --             --               --
       --             --            --                 --             --               --
 --------     ----------     ---------         ----------      ---------          --------
       --             --            --                 --             --               --
 --------     ----------     ---------         ----------      ---------          --------
  111,162        415,782       101,453             10,402         34,529            11,037
 ========     ==========     =========         ==========      =========          ========



     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------------------------------------------
STI CLASSIC FUNDS  FOR THE PERIOD ENDED NOVEMBER 30, 2001 (UNAUDITED) AND THE YEARS ENDED MAY 31,
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD





                                                           NET                                             NET ASSET
                             NET ASSET VALUE           INVESTMENT             DISTRIBUTIONS FROM           VALUE END
                           BEGINNING OF PERIOD           INCOME              NET INVESTMENT INCOME         OF PERIOD
                           --------------------         ----------          -----------------------        ----------
PRIME QUALITY MONEY MARKET FUND
Trust Shares
           2001*                    $1.00                  $ 0.01                     $(0.01)                  $1.00
           2001                      1.00                    0.06                      (0.06)                   1.00
           2000                      1.00                    0.05                      (0.05)                   1.00
           1999                      1.00                    0.05                      (0.05)                   1.00
           1998                      1.00                    0.05                      (0.05)                   1.00
           1997                      1.00                    0.05                      (0.05)                   1.00
Investor Shares
           2001*                    $1.00                  $ 0.01                     $(0.01)                  $1.00
           2001                      1.00                    0.05                      (0.05)                   1.00
           2000                      1.00                    0.05                      (0.05)                   1.00
           1999                      1.00                    0.05                      (0.05)                   1.00
           1998                      1.00                    0.05                      (0.05)                   1.00
           1997                      1.00                    0.05                      (0.05)                   1.00
Flex Shares
           2001*                    $1.00                  $ 0.01                     $(0.01)                  $1.00
           2001                      1.00                    0.05                      (0.05)                   1.00
           2000 (A)                  1.00                    0.03                      (0.03)                   1.00
TAX-EXEMPT MONEY MARKET FUND
Trust Shares
           2001*                    $1.00                  $ 0.01                     $(0.01)                  $1.00
           2001                      1.00                    0.03                      (0.03)                   1.00
           2000                      1.00                    0.03                      (0.03)                   1.00
           1999                      1.00                    0.03                      (0.03)                   1.00
           1998                      1.00                    0.03                      (0.03)                   1.00
           1997                      1.00                    0.03                      (0.03)                   1.00
Investor Shares
           2001*                    $1.00                  $ 0.01                     $(0.01)                  $1.00
           2001                      1.00                    0.03                      (0.03)                   1.00
           2000                      1.00                    0.03                      (0.03)                   1.00
           1999                      1.00                    0.03                      (0.03)                   1.00
           1998                      1.00                    0.03                      (0.03)                   1.00
           1997                      1.00                    0.03                      (0.03)                   1.00

 +  Returns are for the period indicated and have not been annualized. The performance in the above table does not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.
 *  For the six month period ended November 30, 2001. All ratios for the period have been annualized.
(A) Commenced operations on October 4, 1999.



---------------------------------------------------------------------------------------------------------------------------




                                                                                                         RATIO OF
                                                                                     RATIO OF         NET INVESTMENT
                                                              RATIO OF              EXPENSES TO          INCOME TO
                      NET ASSETS           RATIO OF        NET INVESTMENT       AVERAGE NET ASSETS  AVERAGE NET ASSETS
      TOTAL              END OF            EXPENSES TO         INCOME TO         (EXCLUDING WAIVERS  (EXCLUDING WAIVERS
     RETURN+          PERIOD (000)     AVERAGE NET ASSETS  AVERAGE NET ASSETS     AND REIMBURSEMENTS) AND REIMBURSEMENTS)
     --------        -------------   -------------------  ------------------     ------------------  ------------------


         1.49%       $3,839,723                 0.63%             2.95%                  0.74%                2.84%
         5.75         3,728,371                 0.63              5.57                   0.75                 5.45
         5.20         3,311,229                 0.60              5.06                   0.75                 4.91
         4.83         3,903,232                 0.60              4.69                   0.77                 4.52
         5.22         1,880,229                 0.59              5.10                   0.77                 4.92
         5.01         1,086,555                 0.58              4.90                   0.76                 4.72

         1.40%       $1,969,612                 0.81%             2.78%                  0.94%                2.65%
         5.57         1,927,309                 0.80              5.36                   0.95                 5.21
         5.02         1,312,653                 0.77              4.94                   0.95                 4.76
         4.66           918,100                 0.77              4.52                   0.97                 4.32
         5.04           411,821                 0.76              4.93                   0.98                 4.71
         4.84           283,544                 0.75              4.74                   0.97                 4.52

         1.03%       $    6,727                 1.54%             1.95%                  1.79%                1.70%
         4.75             4,051                 1.53              4.54                   1.92                 4.15
         2.93             3,445                 1.50*             4.46*                  1.99*                3.97*


         0.89%       $  921,673                 0.54%             1.80%                  0.64%                1.70%
         3.47         1,080,362                 0.54              3.40                   0.65                 3.29
         3.19           755,858                 0.52              3.16                   0.66                 3.02
         2.81           641,640                 0.52              2.75                   0.66                 2.61
         3.21           448,023                 0.51              3.14                   0.67                 2.98
         3.09           333,006                 0.50              3.04                   0.66                 2.88

         0.83%       $  220,578                 0.67%             1.67%                  0.80%                1.54%
         3.35           256,894                 0.67              3.22                   0.80                 3.09
         3.07           125,500                 0.64              3.01                   0.82                 2.83
         2.69           128,854                 0.64              2.66                   0.82                 2.48
         3.09           134,538                 0.62              3.04                   0.83                 2.83
         2.97           102,013                 0.62              2.92                   0.83                 2.71









  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS (concluded)
---------------------------------------------------------------------------------------------------------------------------
STI CLASSIC FUNDS FOR THE PERIOD ENDED NOVEMBER 30, 2001 (UNAUDITED) AND THE
YEARS ENDED MAY 31, (UNLESS OTHERWISE NOTED) FOR A SHARE OUTSTANDING THROUGHOUT
THE PERIOD





                                                          NET                                                NET ASSET
                         NET ASSET VALUE              INVESTMENT              DISTRIBUTIONS FROM             VALUE END
                       BEGINNING OF PERIOD              INCOME               NET INVESTMENT INCOME           OF PERIOD
                       --------------------          -----------            -----------------------          ----------
U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
Trust Shares
           2001*                    $1.00                  $ 0.01                     $(0.01)                  $1.00
           2001                      1.00                    0.05                      (0.05)                   1.00
           2000                      1.00                    0.05                      (0.05)                   1.00
           1999                      1.00                    0.04                      (0.04)                   1.00
           1998                      1.00                    0.05                      (0.05)                   1.00
           1997                      1.00                    0.05                      (0.05)                   1.00
Investor Shares
           2001*                    $1.00                  $ 0.01                     $(0.01)                  $1.00
           2001                      1.00                    0.05                      (0.05)                   1.00
           2000                      1.00                    0.05                      (0.05)                   1.00
           1999                      1.00                    0.04                      (0.04)                   1.00
           1998                      1.00                    0.05                      (0.05)                   1.00
           1997                      1.00                    0.05                      (0.05)                   1.00
U.S. TREASURY MONEY MARKET FUND (A)
Trust Shares
           2001*                    $1.00                  $ 0.01                     $(0.01)                  $1.00
           2001                      1.00                    0.05                      (0.05)                   1.00
           2000                      1.00                    0.05                      (0.05)                   1.00
           1999*                     1.00                    0.02                      (0.02)                   1.00
           For the Year Ended November 30:
           1998                      1.00                    0.05                      (0.05)                   1.00
           1997                      1.00                    0.05                      (0.05)                   1.00
           1996                      1.00                    0.05                      (0.05)                   1.00
VIRGINIA TAX-FREE MONEY MARKET FUND (B)
Trust Shares
           2001*                    $1.00                  $ 0.01                     $(0.01)                  $1.00
           2001                      1.00                    0.03                      (0.03)                   1.00
           2000                      1.00                    0.03                      (0.03)                   1.00
           1999*                     1.00                    0.01                      (0.01)                   1.00
           For the Year Ended November 30:
           1998                      1.00                    0.03                      (0.03)                   1.00
           1997                      1.00                    0.03                      (0.03)                   1.00
           1996                      1.00                    0.03                      (0.03)                   1.00
Investor Shares
           2001*                    $1.00                  $ 0.01                     $(0.01)                  $1.00
           2001                      1.00                    0.03                      (0.03)                   1.00
           2000                      1.00                    0.03                      (0.03)                   1.00
           1999*                     1.00                    0.01                      (0.01)                   1.00
           For the Year Ended November 30:
           1998                      1.00                    0.03                      (0.03)                   1.00
           1997                      1.00                    0.03                      (0.03)                   1.00
           1996                      1.00                    0.03                      (0.03)                   1.00

  +  Returns are for the period indicated and have not been annualized. The performance in the above table does not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.
  *  For the six month period ended November 30, 2001 or the period December 1, 1998 to May 31, 1999. All ratios for the period have been annualized.
 (A) On May 24, 1999, the CrestFund U.S. Treasury Money Fund exchanged all of its assets and certain liabilities for shares of the U.S. Treasury Money Market Fund. The CrestFund U.S. Treasury Money Fund is the accounting survivor in this transaction, and as a result, its basis of accounting for assets and liabilities and its operating results for the periods prior to
     May 24, 1999 have been carried forward in these financial highlights.
 (B) On May 24, 1999, the CrestFund Tax-Free Money Fund exchanged all of its assets and certain liabilities for shares of the
     Virginia Tax-Free Money Market Fund. The CrestFund Tax-Free Money Fund is the accounting survivor in this transaction, and as a result, its basis of accounting for assets and liabilities and its operating results for the periods prior to May 24, 1999 have been carried forward in these financial highlights.



---------------------------------------------------------------------------------------------------------------------------




                                                                                                           RATIO OF
                                                                                      RATIO OF          NET INVESTMENT
                                                                   RATIO OF          EXPENSES TO           INCOME TO
                        NET ASSETS             RATIO OF         NET INVESTMENT   AVERAGE NET ASSETS   AVERAGE NET ASSETS
       TOTAL              END OF              EXPENSES TO          INCOME TO     (EXCLUDING WAIVERS   (EXCLUDING WAIVERS
      RETURN+          PERIOD (000)       AVERAGE NET ASSETS  AVERAGE NET ASSETS AND REIMBURSEMENTS)  AND REIMBURSEMENTS)
      --------        -------------       ------------------  ------------------ ------------------   ------------------


         1.46%        $  834,855                    0.65%              2.90%              0.74%                 2.81%
         5.56            805,285                    0.65               5.29               0.75                  5.19
         4.86            468,568                    0.63               4.80               0.74                  4.69
         4.57            404,459                    0.63               4.47               0.76                  4.34
         5.04            377,490                    0.62               4.92               0.78                  4.76
         4.83            344,350                    0.61               4.73               0.76                  4.58

         1.39%        $  239,678                    0.80%              2.69%              0.92%                 2.57%
         5.41            158,087                    0.79               5.14               0.93                  5.00
         4.71             79,311                    0.77               4.62               0.93                  4.46
         4.41             61,472                    0.77               4.32               0.98                  4.11
         4.90             58,753                    0.76               4.79               0.96                  4.59
         4.69             63,178                    0.75               4.59               0.96                  4.38


         1.29%        $  835,525                    0.65%              2.54               0.74%                 2.45%
         5.36            733,768                    0.66               5.23               0.76                  5.13
         4.81            723,277                    0.63               4.71               0.74                  4.60
         2.08            760,833                    0.68               4.10               0.83                  3.95

         4.89            699,923                    0.66               4.77               0.81                  4.62
         4.91            632,381                    0.65               4.82               0.80                  4.67
         4.80            389,051                    0.66               4.69               0.81                  4.54


         0.93%        $  245,904                    0.50%              1.88%              0.50%                 1.88%
         3.51            226,188                    0.50               3.45               0.50                  3.45
         3.23            245,243                    0.51               3.19               0.51                  3.19
         1.27            270,431                    0.67               2.51               0.82                  2.36

         2.97            270,899                    0.66               2.92               0.81                  2.77
         3.06            226,837                    0.66               3.02               0.81                  2.87
         3.14            182,320                    0.66               2.88               0.81                  2.73

         0.84%        $  107,896                    0.67%              1.67%              0.90%                 1.44%
         3.35             93,004                    0.66               3.28               0.91                  3.03
         3.07             62,878                    0.67               3.17               0.73                  3.11
         1.27              5,955                    0.67               2.52               1.06                  2.13

         2.96              8,851                    0.67               2.92               1.07                  2.52
         3.05              7,634                    0.68               3.42               1.08                  3.02
         3.13              2,994                    0.67               2.86               1.07                  2.46








    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  NOVEMBER 30, 2001


1. Organization:

The STI Classic Funds (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated January 15, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with thirty-seven funds as of November 30, 2001: the Balanced Fund, the Capital Appreciation Fund, the Growth and Income Fund, the Information and Technology Fund (formerly the E-Commerce Opportunity Fund), the International Equity Fund, the International Equity Index Fund, the Life Vision Aggressive Growth Fund, the Life Vision Growth and Income Fund, the Life Vision Moderate Growth Fund, the Mid-Cap Equity Fund, the Mid Cap Value Equity Fund, the Small Cap Growth Stock Fund, the Small Cap Value Equity Fund, the Tax Sensitive Growth Stock Fund, the Value Income Stock Fund, the Vantage Fund, (collectively the "Equity Funds"), the Florida Tax-Exempt Bond Fund, the Georgia Tax-Exempt Bond Fund, the High Income Fund, the Investment Grade Bond Fund, the Investment Grade Tax-Exempt Bond Fund, the Limited-Term Federal Mortgage Securities Fund, the Maryland Municipal Bond Fund, the Short-Term Bond Fund, the Short-Term U.S. Treasury Securities Fund, the Strategic Income Fund, the U.S. Government Securities Fund, the Virginia Intermediate Municipal Bond Fund, the Virginia Municipal Bond Fund, (collectively the "Fixed Income Funds"), the Prime Quality Money Market Fund, the Tax-Exempt Money Market Fund, the U.S. Government Securities Money Market Fund, the U.S. Treasury Money Market Fund, the Virginia Tax-Free Money Market Fund (formerly the Tax-Free Money Market Fund), (collectively the "Retail Money Market Funds" or the "Funds"), the Classic Institutional Cash Management Money Market Fund, the Classic Institutional U.S. Government Securities Money Market Fund and the Classic Institutional U.S. Treasury Securities Money Market Fund, (collectively the "Institutional Money Market Funds"). The assets of each Fund are segregated, and a shareholder's interest is limited to the fund in which shares are held. Each Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies. The financial statements presented herein are those of the Retail Money Market Funds. The financial statements of the Equity Funds, the Fixed Income Funds and the Institutional Money Market Funds are not presented herein, but are presented separately.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the
Trust:

     SECURITY VALUATION -- Investment securities held by the Funds are stated at amortized cost, which approximates market value.


     FEDERAL INCOME TAXES -- It is each Fund's intention to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income and net capital gains. Accordingly, no provisions for Federal income taxes are required.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on an accrual basis. Costs used in determining net realized gains and losses on the sales of investment secu-

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)


     rities are those of the specific securities sold adjusted for the accretion and amortization of purchase discounts and premiums during the respective holding period. Purchase discounts and premiums on securities held by the Funds are accreted and amortized ratably to maturity and are included in interest income.

     REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

     NET ASSET VALUE PER SHARE -- The net asset value per share of each Fund is calculated each business day, by dividing the total value of each Fund's assets, less liabilities, by the number of shares outstanding.

     SECURITIES PURCHASED ON A WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by a Fund on a forward commitment or when-issued basis can take place up to a month or more after the transaction date. During this period, such securities are subject to market fluctuations and the portfolio maintains, in a segregated account with its custodian, assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of a Fund's net asset value if the Fund makes such investments while remaining substantially fully vested.

     OTHER -- Expenses that are directly related to a specific Fund are charged to that Fund. Class specific expenses are borne by that class. Other operating expenses of the Trust are pro-rated to the Funds on the basis of relative net assets. Fund expenses are pro-rated to the respective classes on the basis of relative net assets.

     DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income of each of the Funds are declared on each business day and paid to shareholders on a monthly basis. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.

     USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and reported amounts of revenues and expenses during the reporting period. Actual amounts could differ from these estimates.

     IMPLEMENTATION OF NEW ACCOUNTING STANDARDS -- The Funds implemented the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies (the "Guide"), as required on June 1, 2001. The implementation did not have any material impact on the results of operations or financial condition of the Funds upon adoption of the provisions of the Guide.

NOTES TO FINANCIAL STATEMENTS  (concluded)
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  NOVEMBER 30, 2001


3. Transactions with Affiliates:

Certain officers of the Trust are also officers of SEI Investments Mutual Funds Services (the "Administrator"), and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

The Trust has entered into an agreement with the Distributor to act as an agent in placing repurchase agreements for the Trust. For its services the Distributor received $472,591 for the period ended November 30, 2001.

The Trust has also entered into an agreement with SunTrust Robinson Humphrey, a division of SunTrust Capital Markets, Inc. which is a direct non-bank subsidiary of SunTrust Banks, Inc. to act as an agent in placing repurchase agreements for the Trust. For its services SunTrust Robinson Humphrey received $550,684 for the period ended November 30, 2001.

The Trust and the Distributor are parties to a Distribution Agreement dated November 21, 1995. The Distributor will receive no fees for its distribution services under this agreement for the Trust Shares of any fund. With respect to the Investor and Flex Shares, the Distributor receives amounts, pursuant to a Distribution Plan and (in the case of Flex Shares) a Distribution and Service Plan, as outlined in the table in footnote 5 under the column titled "Distribution Fee".

4. Administration and Transfer Agency Servicing Agreements:

The Trust and the Administrator are parties to an Administration Agreement dated May 29, 1995, as amended November 19, 1997 and March 1, 1999, under which the Administrator provides administrative services for an annual fee (expressed as a percentage of the combined average daily net assets of the Trust and STI Classic Variable Trust) of: 0.12% up to $1 billion, 0.09% on the next $4 billion, 0.07% on the next $3 billion, 0.065% on the next $2 billion and 0.06% for over $10 billion.

The Trust and Federated Services Company are parties to a Transfer Agency servicing agreement dated May 14, 1994 under which Federated Services Company provides transfer agency services to the Trust.

5. Investment Advisory and Custodian Agreements:

The Trust and Trusco Capital Management, Inc. (the "Investment Adviser") have entered into an advisory agreement dated June 15, 1993, and last amended as of November 30, 2001.

Effective June 30, 2000, SunTrust Banks, Inc. reorganized all of the investment management functions of its three institutional money management functions of its three institutional money management units, including SunTrust Bank, Atlanta into Trusco Capital Management, Inc.

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)


Under terms of the agreements, the Funds are charged the following annual fees based upon average daily net assets:
                                                        MAXIMUM      MAXIMUM
                                           MAXIMUM     INVESTOR    FLEX SHARE
                                          ANNUAL        SHARE     DISTRIBUTION
                                         ADVISORY    DISTRIBUTION   AND SERVICE
                                            FEE           FEE          FEE
                                        ----------  -------------  ------------
Prime Quality Money Market
   Fund ................................   0.65%        0.20%         0.75%
Tax-Exempt Money Market Fund               0.55         0.15            --
U.S. Government Securities
   Money  Market Fund .................    0.65         0.17            --
U.S. Treasury Money Market
   Fund ...............................    0.65           --            --
Virginia Tax-Free Money Market
   Fund ...............................    0.40         0.40            --

The Investment Adviser has voluntarily agreed to waive all or a portion of their fees (and to reimburse Funds' expenses) in order to limit operating expenses. Fee waivers and expense reimbursements are voluntary and may be terminated at any time.

SunTrust Bank acts as custodian for the Funds. Fees of the Custodian are paid on the basis of the net assets of the Funds. The Custodian plays no role in determining the investment policies of the Trust or which securities are to be purchased or sold in the Funds.

6. Concentration of Credit Risk:

The Prime Quality Money Market Fund invests primarily in high quality money market instruments rated in the highest short-term rating category by Standard & Poor's Ratings Group ("S&P") or Moody's Investors Services, Inc. (Moody's) or, if not rated, are determined by the Investment Adviser to be of comparable quality. The Tax-Exempt Money Market and Virginia Tax-Free Money Market Funds invest in high quality, U.S. dollar denominated municipal securities rated in one of the two highest short-term rating categories or, if not rated, are determined by the Investment Adviser to be of comparable quality. The U.S. Government Securities Money Market and U.S. Treasury Money Market Funds invest exclusively in U.S. Treasury obligations, U.S. Government subsidiary corporation securities which are backed by the full faith and credit of the U.S. Government and repurchase agreements with approved dealers collateralized by U.S. Treasury securities and U.S. Government subsidiary corporation securities.

                                   INVESTMENT ADVISER
                             Trusco Capital Management, Inc.


                  STI Classic Funds are not deposits, are not insured or guaranteed by the FDIC or any other government agency, and are not endorsed by and do not constitute obligations of SunTrust Banks, Inc. or any other of its affiliates. Investment in the Funds involves risk, including the possible loss of principal. There is no guarantee that any STI Classic Fund will achieve its investment objective. The STI Classic Funds are advised by an affiliate of SunTrust Banks, Inc.




                                   DISTRIBUTOR
                        SEI Investments Distribution Co.

               This information must be preceded or accompanied by
                  a current prospectus for each Fund described.



                                                                STI-SA-002-0200